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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the quarter ended May 31, 2010. These series have February 28 fiscal year end.

Date of reporting period: May 31, 2010

Item 1 – Schedule of Investments

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2010 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury Bills ß:
0.14%, 06/03/2010-07/29/2010	$68,050,000	$68,043,561
0.15%, 06/10/2010-07/22/2010	136,763,000	136,744,484
0.16%, 06/24/2010-08/05/2010	67,327,000	67,312,330
0.17%, 07/08/2010	41,175,000	41,167,777
0.18%, 08/12/2010-08/19/2010	77,660,000	77,633,507
0.19%, 08/26/2010-11/04/2010	35,000,000	34,982,025
0.21%, 09/09/2010	5,000,000	4,997,153
0.22%, 11/12/2010	5,000,000	4,994,647
0.23%, 10/07/2010	5,000,000	4,995,200
0.24%, 09/16/2010-10/28/2010	10,500,000	10,490,970
0.25%, 09/23/2010	5,000,000	4,996,105
0.44%, 06/17/2010	28,085,000	28,083,196

Total Investments (cost $484,440,955) 100.0%		484,440,955
Other Assets and Liabilities 0.0%		18,435

Net Assets 100.0%		$484,459,390

ß	Zero coupon security. Rate shown represents the yield to maturity.

On May 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2010 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 4.4%
Barclays Bank plc, FRN:
0.59%, 06/21/2010	$57,000,000	$57,000,000
0.66%, 07/30/2010	10,000,000	10,000,000
Calyon, 0.25%, 06/02/2010	15,000,000	15,000,000
Dexia Credit Local SA, 1.02%, 08/13/2010	100,000,000	100,004,015
Natixis, 0.65%, 08/04/2010	10,000,000	10,000,000
Societe Generale SA, FRN, 0.44%, 06/25/2010	22,000,000	22,000,000
Westpac Banking Corp., FRN, 0.26%, 06/17/2010	25,000,000	25,000,272

Total Certificates of Deposit (cost $239,004,287)		239,004,287

COMMERCIAL PAPER 54.3%
Airport 0.1%
San Jose International Airport, 0.29%, 06/02/2010	5,300,000	5,300,000

Asset-Backed 42.9%
Amstel Funding Corp.:
0.43%, 06/07/2010 ß	15,000,000	14,998,750
0.45%, 06/10/2010 ß	17,000,000	16,997,875
0.46%, 06/01/2010 ß	23,000,000	23,000,000
0.51%, 07/30/2010 ß	49,000,000	48,958,241
Amsterdam Funding Corp.:
0.27%, 07/08/2010 ß	4,000,000	3,998,849
0.27%, 07/14/2010 ß	1,000,000	999,666
0.29%, 07/12/2010 ß	13,000,000	12,995,558
0.32%, 07/21/2010 ß	13,000,000	12,994,042
0.44%, 07/27/2010 ß	31,000,000	30,978,300
0.46%, 07/29/2010 ß	9,800,000	9,792,579
Antalis U.S. Funding Corp.:
0.27%, 07/13/2010 ß	2,000,000	1,999,347
0.31%, 07/26/2010 ß	3,000,000	2,998,533
0.39%, 06/15/2010 ß	15,000,000	14,997,550
0.40%, 06/23/2010 ß	7,000,000	6,998,203
0.41%, 06/28/2010 ß	9,000,000	8,997,165
Arabella Finance, Ltd.:
0.43%, 06/18/2010 ß	8,000,000	7,998,262
0.44%, 06/14/2010 ß	5,000,000	4,999,151
0.44%, 06/15/2010 ß	4,000,000	3,999,269
0.45%, 06/11/2010 ß	5,000,000	4,999,306
0.48%, 06/23/2010 ß	12,000,000	11,996,333
0.49%, 07/19/2010 ß	7,000,000	6,995,333
Argento Variable Funding Co., LLC:
0.30%, 06/28/2010 ß	10,000,000	9,997,675
0.33%, 07/27/2010 ß	33,000,000	32,982,547
Aspen Funding Corp., 0.22%, 06/10/2010 ß	25,000,000	24,998,438
Atlantic Asset Securitization Corp., 0.39%, 07/01/2010 ß	8,750,000	8,747,083
Autobahn Funding Co., LLC:
0.27%, 06/28/2010 ß	22,000,000	21,995,380
0.27%, 07/08/2010 ß	6,000,000	5,998,273
0.30%, 07/12/2010 ß	4,500,000	4,498,411
0.30%, 07/13/2010 ß	4,300,000	4,298,445
0.31%, 07/14/2010 ß	3,000,000	2,998,853
0.40%, 06/25/2010 ß	2,600,000	2,599,272
Beethoven Funding Corp., 0.28%, 06/03/2010 ß	13,000,000	12,999,697
Belmont Funding, LLC, 0.24%, 06/02/2010 ß	10,000,000	9,999,869
BNZ International Funding, Ltd., 0.27%, 06/04/2010 ß	115,000,000	114,997,460

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
CAFCO, LLC:
0.24%, 06/17/2010 ß	$9,000,000	$8,998,960
0.28%, 07/06/2010 ß	6,000,000	5,998,308
0.33%, 07/28/2010 ß	1,000,000	999,462
0.37%, 08/05/2010 ß	5,000,000	4,996,569
Cancara Asset Securitization, LLC:
0.22%, 06/10/2010 ß	15,000,000	14,999,063
0.26%, 07/07/2010 ß	8,000,000	7,997,840
0.26%, 07/08/2010 ß	11,000,000	10,996,948
0.27%, 06/01/2010 ß	2,500,000	2,500,000
0.30%, 07/26/2010 ß	3,000,000	2,998,579
0.33%, 07/30/2010 ß	1,200,000	1,199,331
0.44%, 07/20/2010 ß	35,000,000	34,978,563
Chariot Funding, LLC:
0.23%, 06/15/2010 ß	8,000,000	7,999,222
0.24%, 06/21/2010 ß	7,000,000	6,999,028
0.39%, 07/15/2010 ß	26,000,000	25,987,289
Charta Corp.:
0.27%, 06/25/2010 ß	9,000,000	8,998,320
0.27%, 07/06/2010 ß	6,000,000	5,998,367
0.28%, 06/18/2010 ß	4,000,000	3,999,433
0.35%, 07/28/2010 ß	3,250,000	3,248,148
0.37%, 08/05/2010 ß	4,500,000	4,496,913
0.38%, 06/22/2010 ß	6,000,000	5,998,600
0.38%, 06/23/2010 ß	6,000,000	5,998,533
Ciesco, LLC:
0.28%, 07/09/2010 ß	7,000,000	6,997,857
0.37%, 08/05/2010 ß	5,000,000	4,996,569
CitiBank Credit Card Issuance Trust:
0.27%, 07/06/2010 ß	12,000,000	11,996,733
0.28%, 07/07/2010 ß	19,000,000	18,994,490
0.31%, 07/23/2010 ß	1,000,000	999,538
0.34%, 07/09/2010 ß	3,000,000	2,998,892
Concord Minutemen Capital Co., LLC:
0.27%, 06/03/2010 ß	16,000,000	15,999,644
0.40%, 06/09/2010 ß	1,000,000	999,900
0.44%, 06/16/2010 ß	4,000,000	3,999,217
0.44%, 07/06/2010 ß	1,000,000	999,563
0.44%, 07/16/2010 ß	9,000,000	8,994,938
0.44%, 07/22/2010 ß	5,000,000	4,996,813
0.44%, 07/28/2010 ß	4,000,000	3,997,150
0.45%, 06/01/2010 ß	33,000,000	33,000,000
0.45%, 06/23/2010 ß	17,000,000	16,995,065
CRC Funding, LLC:
0.13%, 06/02/2010 ß	3,000,000	2,999,978
0.28%, 07/06/2010 ß	6,000,000	5,998,308
0.29%, 07/12/2010 ß	18,000,000	17,993,850
Crown Point Capital Co.:
0.27%, 06/03/2010 ß	3,000,000	2,999,933
0.39%, 06/07/2010 ß	3,000,000	2,999,775
0.39%, 06/08/2010 ß	11,000,000	10,999,038
0.40%, 06/09/2010 ß	5,000,000	4,999,500
0.41%, 06/10/2010 ß	24,000,000	23,997,300
0.44%, 06/16/2010 ß	4,000,000	3,999,217
0.44%, 07/14/2010 ß	2,000,000	1,998,925
0.44%, 07/28/2010 ß	7,000,000	6,995,013

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Crown Point Capital Co.:
0.45%, 06/21/2010 ß	$14,000,000	$13,996,344
0.46%, 06/24/2010 ß	21,000,000	20,993,627
Ebbets Funding, LLC:
0.47%, 06/17/2010 ß	7,000,000	6,998,444
0.49%, 06/18/2010 ß	17,000,000	16,995,826
0.50%, 06/21/2010 ß	25,000,000	24,992,778
0.53%, 06/22/2010 ß	7,000,000	6,997,754
Elysian Funding, LLC:
0.50%, 06/21/2010 ß	3,000,000	2,999,133
0.51%, 06/22/2010 ß	11,000,000	10,996,558
Erasmus Capital Corp.:
0.17%, 06/02/2010 ß	5,000,000	4,999,954
0.28%, 06/08/2010 ß	15,750,000	15,749,008
Fairway Finance Corp., 0.26%, 07/07/2010 ß	5,750,000	5,748,485
Falcon Asset Securitization Co., LLC:
0.23%, 06/15/2010 ß	1,000,000	999,903
0.24%, 06/21/2010 ß	9,000,000	8,998,750
0.24%, 06/23/2010 ß	2,000,000	1,999,694
0.39%, 07/15/2010 ß	26,000,000	25,987,289
Gotham Funding Corp.:
0.22%, 06/04/2010 ß	3,000,000	2,999,928
0.27%, 06/01/2010 ß	2,000,000	2,000,000
Govco, LLC:
0.26%, 06/24/2010 ß	45,000,000	44,992,238
0.26%, 06/28/2010 ß	12,000,000	11,997,570
0.33%, 07/27/2010 ß	4,000,000	3,997,884
Grampian Funding, LLC:
0.30%, 07/09/2010 ß	11,000,000	10,996,401
0.31%, 06/09/2010 ß	29,000,000	28,997,745
0.31%, 07/16/2010 ß	4,000,000	3,998,400
0.39%, 06/14/2010 ß	7,900,000	7,898,802
0.40%, 06/22/2010 ß	7,000,000	6,998,285
0.46%, 07/23/2010 ß	8,000,000	7,994,569
0.49%, 07/13/2010 ß	13,000,000	12,992,417
Intesa Funding, LLC, 0.23%, 06/18/2010 ß	14,000,000	13,998,413
Jupiter Securitization Co., LLC, 0.39%, 07/13/2010 ß	26,000,000	25,987,867
Legacy Capital Corp.:
0.44%, 06/16/2010 ß	1,000,000	999,804
0.44%, 07/14/2010 ß	11,000,000	10,994,088
0.44%, 07/23/2010 ß	4,000,000	3,997,400
0.44%, 07/28/2010 ß	2,000,000	1,998,575
0.45%, 06/21/2010 ß	4,000,000	3,998,956
Lexington Parker Capital Co., LLC:
0.34%, 06/04/2010 ß	22,000,000	21,999,175
0.39%, 06/08/2010 ß	7,000,000	6,999,388
0.44%, 06/16/2010 ß	1,000,000	999,804
0.44%, 07/06/2010 ß	4,000,000	3,998,250
0.44%, 07/16/2010 ß	43,000,000	42,975,813
0.44%, 07/28/2010 ß	5,000,000	4,996,438
Liberty Funding, LLC, 0.27%, 07/09/2010 ß	4,000,000	3,998,818
LMA SA:
0.23%, 06/15/2010 ß	8,000,000	7,999,222
0.31%, 07/23/2010 ß	5,000,000	4,997,689
0.35%, 06/14/2010 ß	5,000,000	4,999,314
0.44%, 07/19/2010 ß	13,000,000	12,992,200
0.44%, 07/20/2010 ß	34,000,000	33,979,175

3

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Matchpoint Master Trust:
0.26%, 07/07/2010 ß	$3,000,000	$2,999,190
0.35%, 06/21/2010 ß	9,700,000	9,698,006
0.37%, 06/29/2010 ß	12,250,000	12,246,379
Newport Funding Corp.:
0.31%, 07/22/2010 ß	6,000,000	5,997,337
0.38%, 06/25/2010 ß	10,500,000	10,497,200
Nieuw Amsterdam Receivables Co.:
0.14%, 06/02/2010 ß	2,500,000	2,499,981
0.27%, 06/09/2010 ß	8,000,000	7,999,467
0.30%, 06/01/2010 ß	14,000,000	14,000,000
Old Line Funding, LLC:
0.25%, 07/06/2010 ß	4,600,000	4,598,837
0.25%, 07/07/2010 ß	5,250,000	5,248,635
0.25%, 07/15/2010 ß	2,000,000	1,999,364
0.26%, 07/09/2010 ß	2,000,000	1,999,430
Rhein Main Securitization, Ltd.:
0.26%, 06/07/2010 ß	6,000,000	5,999,700
0.30%, 06/15/2010 ß	6,000,000	5,999,253
0.30%, 06/25/2010 ß	6,750,000	6,748,605
0.40%, 06/14/2010 ß	3,000,000	2,999,534
0.40%, 06/17/2010 ß	5,000,000	4,999,044
0.43%, 06/18/2010 ß	13,000,000	12,997,176
Rheingold Securitisation, Ltd.:
0.30%, 06/30/2010 ß	3,750,000	3,749,064
0.32%, 07/12/2010 ß	6,000,000	5,997,745
0.32%, 07/15/2010 ß	8,000,000	7,996,773
0.42%, 06/22/2010 ß	9,500,000	9,497,547
0.45%, 06/23/2010 ß	24,600,000	24,592,934
0.46%, 06/24/2010 ß	31,000,000	30,990,493
Romulus Funding Corp.:
0.19%, 06/02/2010 ß	2,000,000	1,999,979
0.23%, 06/04/2010 ß	28,000,000	27,999,300
0.28%, 06/09/2010 ß	1,000,000	999,931
0.30%, 06/01/2010 ß	2,000,000	2,000,000
0.37%, 06/14/2010 ß	1,000,000	999,856
0.48%, 06/21/2010 ß	6,000,000	5,998,333
0.48%, 06/22/2010 ß	3,000,000	2,999,125
0.48%, 06/25/2010 ß	1,000,000	999,667
Royal Park Investments Funding Corp.:
0.20%, 06/01/2010 ß	15,000,000	15,000,000
0.23%, 06/23/2010 ß	3,000,000	2,999,542
0.24%, 06/23/2010 ß	29,000,000	28,995,569
0.25%, 07/06/2010 ß	9,000,000	8,997,813
0.25%, 07/08/2010 ß	3,000,000	2,999,214
0.29%, 07/16/2010 ß	9,000,000	8,996,625
Salisbury Receivables Co.:
0.20%, 06/04/2010 ß	2,250,000	2,249,949
0.23%, 06/11/2010 ß	66,000,000	65,995,417
0.27%, 06/01/2010 ß	2,000,000	2,000,000
0.31%, 07/22/2010 ß	2,000,000	1,999,093
0.40%, 07/12/2010 ß	6,000,000	5,997,198
Scaldis Capital, LLC:
0.14%, 06/02/2010 ß	18,000,000	17,999,860
0.29%, 07/13/2010 ß	7,000,000	6,997,550
0.33%, 06/09/2010 ß	3,000,000	2,999,753

4

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Scaldis Capital, LLC:
0.33%, 07/20/2010 ß	$1,000,000	$999,537
0.33%, 07/26/2010 ß	2,000,000	1,998,961
0.34%, 06/11/2010 ß	17,000,000	16,998,229
0.39%, 06/17/2010 ß	8,000,000	7,998,542
0.44%, 07/21/2010 ß	7,000,000	6,995,625
Sheffield Receivables Corp.:
0.14%, 06/03/2010 ß	1,000,000	999,988
0.31%, 07/16/2010 ß	3,000,000	2,998,800
Societe de Prise de Participation de l’Etat, 0.20%, 06/18/2010 ß	67,000,000	66,993,356
Solitaire Funding, LLC:
0.30%, 07/16/2010 ß	10,000,000	9,996,125
0.30%, 07/22/2010 ß	5,000,000	4,997,804
0.33%, 07/29/2010 ß	2,000,000	1,998,904
Starbird Funding Corp.:
0.30%, 07/23/2010 ß	1,000,000	999,552
0.35%, 06/21/2010 ß	6,000,000	5,998,767
Straight A Funding, LLC:
0.23%, 06/16/2010 ß	2,000,000	1,999,800
0.24%, 07/01/2010 ß	2,000,000	1,999,583
Surrey Funding Corp.:
0.22%, 06/04/2010 ß	2,000,000	1,999,952
0.24%, 06/17/2010 ß	2,000,000	1,999,769
0.25%, 06/07/2010 ß	2,500,000	2,499,879
0.25%, 06/21/2010 ß	1,000,000	999,856
0.34%, 07/28/2010 ß	2,000,000	1,998,892
0.43%, 07/12/2010 ß	9,000,000	8,995,490
Thames Asset Global Securitization, Inc.:
0.19%, 06/04/2010 ß	3,250,000	3,249,932
0.21%, 06/07/2010 ß	28,250,000	28,248,836
0.23%, 06/14/2010 ß	6,000,000	5,999,458
0.27%, 06/24/2010 ß	4,000,000	3,999,284
0.27%, 07/08/2010 ß	4,000,000	3,998,849
0.29%, 07/15/2010 ß	6,700,000	6,697,543
Thunder Bay Funding, LLC:
0.25%, 06/22/2010 ß	4,000,000	3,999,393
0.25%, 07/07/2010 ß	5,250,000	5,248,635
0.26%, 07/12/2010 ß	6,000,000	5,998,155
Ticonderoga Funding, LLC:
0.26%, 06/22/2010 ß	5,200,000	5,199,181
0.26%, 06/24/2010 ß	9,000,000	8,998,448
0.26%, 06/25/2010 ß	4,000,000	3,999,280
0.27%, 07/06/2010 ß	20,000,000	19,994,556
Versailles CDS, LLC:
0.23%, 06/01/2010 ß	64,000,000	64,000,000
0.28%, 06/18/2010 ß	2,000,000	1,999,717
0.29%, 06/23/2010 ß	7,500,000	7,498,625
0.37%, 06/14/2010 ß	7,000,000	6,998,989
Victory Receivables Corp.:
0.22%, 06/04/2010 ß	6,000,000	5,999,855
0.28%, 06/01/2010 ß	19,000,000	19,000,000
0.37%, 06/18/2010 ß	9,000,000	8,998,343
0.38%, 06/24/2010 ß	14,000,000	13,996,422
Windmill Funding Corp.:
0.26%, 07/14/2010 ß	2,000,000	1,999,355
0.27%, 07/07/2010 ß	1,000,000	999,720

5

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Windmill Funding Corp.:
0.27%, 07/09/2010 ß	$2,500,000	$2,499,261
0.32%, 07/20/2010 ß	8,000,000	7,996,407
0.44%, 07/23/2010 ß	56,000,000	55,963,600
0.45%, 07/27/2010 ß	18,400,000	18,386,834
0.46%, 07/29/2010 ß	10,400,000	10,392,125

		2,342,770,254

Capital Markets 0.1%
Natexis Banques Populaires, 0.32%, 07/14/2010 ß	8,000,000	7,996,847

Commercial Banks 6.9%
Anglo Irish Bank Corp. plc, 0.55%, 06/01/2010 ß	16,000,000	16,000,000
ASB Finance, Ltd., 0.42%, 06/25/2010 ß	29,000,000	29,000,000
Bank of Montreal, 0.28%, 06/07/2010 ß	7,000,000	7,000,000
Banque et Caisse d’Épargne de l’État:
0.26%, 07/06/2010 ß	12,000,000	11,996,850
0.30%, 07/20/2010 ß	4,000,000	3,998,312
BNP Paribas SA, 0.28%, 07/09/2010 ß	27,000,000	26,991,735
Groupe BPCE:
0.29%, 07/06/2010 ß	10,000,000	9,997,083
0.29%, 07/14/2010 ß	38,000,000	37,986,383
Commerzbank U.S. Finance, Inc., 0.34%, 06/25/2010 ß	17,000,000	16,996,033
Commonwealth Bank of Australia, 0.28%, 07/08/2010 ß	7,000,000	6,997,950
Danske Bank AS, 0.35%, 06/01/2010 ß	45,000,000	45,000,000
DnB NOR ASA, 0.24%, 06/01/2010 ß	91,000,000	91,000,000
Swedbank AB:
0.13%, 06/02/2010 ß	23,000,000	22,999,828
0.27%, 06/01/2010 ß	30,000,000	30,000,000
Unicredit Delaware, Inc.:
0.33%, 07/02/2010 ß	10,500,000	10,496,926
0.39%, 08/05/2010 ß	13,000,000	12,990,611

		379,451,711

Community Development District 0.2%
Montgomery Cnty., MD:
Ser. 2002:
0.27%, 06/03/2010 ß	3,000,000	3,000,000
0.30%, 06/22/2010 ß	5,000,000	5,000,000
Ser. 2009A:
0.27%, 06/02/2010 ß	2,000,000	2,000,000
0.30%, 07/02/2010 ß	2,000,000	2,000,000

		12,000,000

Consumer Finance 0.8%
BG Energy Finance, Inc., 0.36%, 06/22/2010 ß	15,000,000	14,996,675
KfW International Finance, Inc., 0.25%, 07/07/2010 ß	4,000,000	3,998,980
Toyota Motor Credit Corp.:
0.20%, 06/03/2010 ß	11,000,000	10,999,816
0.34%, 06/29/2010 ß	6,000,000	5,998,367
0.34%, 07/01/2010 ß	6,000,000	5,998,250

		41,992,088

Diversified Financial Services 1.5%
Bank of America Corp.:
0.32%, 08/18/2010 ß	2,000,000	1,998,613
0.32%, 08/20/2010 ß	11,000,000	10,992,178
0.32%, 08/23/2010 ß	2,000,000	1,998,524

6

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Diversified Financial Services continued
Dexia Delaware, LLC:
0.30%, 06/04/2010 ß	$36,000,000	$35,998,800
0.40%, 06/01/2010 ß	21,000,000	21,000,000
Louis Dreyfus Corp.:
0.36%, 06/28/2010 ß	1,000,000	999,722
0.36%, 07/02/2010 ß	2,000,000	1,999,363
0.39%, 07/30/2010 ß	8,000,000	7,994,756

		82,981,956

Hospital 0.1%
Alachua Cnty., FL Hlth. Facs. Auth., Shands Healthcare Proj., Ser. 2008A, 0.34%, 06/03/2010 ß	3,000,000	3,000,000

Housing 0.1%
Acts Retirement-Life Communities, Inc., 0.22%, 06/08/2010 ß	8,000,000	7,999,611

Insurance 1.0%
MetLife, Inc., 0.28%, 06/08/2010 ß	8,000,000	7,999,502
Prudential plc:
0.20%, 06/02/2010 ß	7,000,000	6,999,924
0.26%, 06/03/2010 ß	6,000,000	5,999,870
0.32%, 07/09/2010 ß	13,000,000	12,995,472
0.39%, 06/01/2010 ß	15,000,000	15,000,000
0.41%, 06/14/2010 ß	5,000,000	4,999,206

		53,993,974

Lease 0.1%
Oakland-Alameda Cnty. Coliseum, 0.34%, 06/01/2010 ß	3,000,000	3,000,000

Port Authority 0.0%
Port of Oakland, CA, Ser. F, 0.25%, 06/09/2010 ß	2,000,000	1,999,876

Thrifts & Mortgage Finance 0.5%
Nationwide Building Society:
0.29%, 07/08/2010 ß	3,000,000	2,999,075
0.39%, 08/16/2010 ß	22,000,000	21,981,422

		24,980,497

Total Commercial Paper (cost $2,967,466,814)		2,967,466,814

CORPORATE BONDS 3.5%
Commercial Banks 0.1%
Westpac Banking Corp., 0.44%, 07/19/2010	5,000,000	5,004,912

Consumer Finance 0.6%
American Express Co., FRN, 1.28%, 06/09/2010	32,000,000	32,496,957

Diversified Financial Services 2.4%
Bank of America Corp., FRN, 1.04%, 06/02/2010	47,000,000	47,563,538
JPMorgan Chase & Co., FRN, 1.04%, 06/02/2010	80,000,000	80,958,378

		128,521,916

Health Care Providers & Services 0.2%
Baptist Hospital, Inc., FRN, 0.27%, 06/02/2010	10,000,000	10,000,000

Insurance 0.1%
Berkshire Hathaway, Inc., FRN, 0.35%, 08/10/2010	7,800,000	7,800,004

Real Estate Management & Development 0.1%
Independence Place Fort Campbell Patriots, LLC, Ser. 2008, FRN, 0.35%, 06/03/2010, (LOC: LaSalle Bank, NA)	6,000,000	6,000,000

Total Corporate Bonds (cost $189,823,789)		189,823,789

MASTER NOTE 2.0%
Bank of America Corp., 0.37%, 06/01/2010 (cost $110,000,000)	110,000,000	110,000,000

7

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 9.7%
Airport 0.3%
Chicago, IL Midway Airport RRB, Ser. 2010A-2, 0.33%, VRDN, (LOC: JPMorgan Chase & Co.)	$3,500,000	$3,500,000
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth. Proj., Ser. 2008C-2, 0.27%, VRDN, (Insd. by FSA & SPA: Dexia SA)	4,000,000	4,000,000
San Francisco, CA City & Cnty. Arpt. Commission RRB, Ser. 37-C, 0.30%, VRDN, (SPA: Dexia SA)	8,600,000	8,600,000

		16,100,000

Education 1.6%
Denver, CO Sch. Facs. Leasing Corp. Refunding COP, Sch. Dist. No. 1:
Ser. 2008A, 0.45%, VRDN, (Insd. by FSA)	15,000,000	15,000,000
Ser. 2008B, 0.40%, VRDN, (SPA: Dexia SA)	20,000,000	20,000,000
District of Columbia RB, American Univ. Proj., 0.28%, VRDN, (LOC: Bank of America Corp.)	6,000,000	6,000,000
Illinois Fin. Auth. RB, Univ. of Chicago Proj., Ser. 2008, 0.26%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Massachusetts Hlth. & Edl. Facs. Auth. RB:
Boston Univ. Proj., 0.29%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Childrens Hosp. Proj:
Ser. N-3, 0.27%, VRDN, (LOC: JPMorgan Chase & Co.)	2,000,000	2,000,000
Ser. N-4, 0.26%, VRDN, (LOC: JPMorgan Chase & Co.)	7,000,000	7,000,000
Tufts Univ. Proj., Ser. N-1, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
Michigan Higher Edl. Facs. Auth. RB, Calvin College Proj., Sers. 2007B, 0.27%, VRDN, (LOC: JPMorgan Chase & Co.)	15,000,000	15,000,000
New Jersey EDA Sch. Facs. RB, Ser. R-1, 0.24%, VRDN, (LOC: Lloyds TSB Group plc)	2,000,000	2,000,000
North Texas Student Loan RB, Higher Ed. Auth., Inc., Ser. 2000B, 0.34%, VRDN, (LOC: Bank of America Corp. & Lloyds Bank plc)	5,000,000	5,000,000

		88,000,000

General Obligation – Local 0.1%
Cook Cnty., IL GO, Ser. 2004D-2, 0.34%, VRDN, (SPA: Northern Trust Co.)	3,000,000	3,000,000
New York, NY GO, Ser. E, 0.25%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000

		5,000,000

General Obligation – State 0.2%
California GO:
Ser. B-2, 0.23%, VRDN, (LOC: Societe Generale SA)	4,000,000	4,000,000
Ser. C-3, 0.26%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,000,000	6,000,000

		10,000,000

Hospital 0.5%
Doylestown, PA Hosp. Auth. RB, 0.24%, VRDN, (LOC: PNC Financial Services Group, Inc.)	9,700,000	9,700,000
New Jersey Hlth. Care Facs. Auth. RB, Princeton Hlth. Care Proj., Ser. A, 0.27%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Ohio Higher Edl. Facs. RB, Univ. Hosp. Hlth. Sys. Proj., Ser. 2008-D, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,000,000	9,000,000
Saint Paul, MN Hlth. Care Facs. RB, Children’s Hosp. and Clinics Proj., Ser. 2007A, 0.31%, VRDN, (Insd. by FSA)	6,000,000	6,000,000

		27,700,000

Housing 1.1%
Alaska Hsg. Fin. Corp. Home Mtge. RRB, Ser. 2009B, 0.23%, VRDN	38,300,000	38,300,000
Howard Cnty., MD MHRRB, Sherwood Crossing Apts., Ser. 2003, 0.28%, VRDN, (Insd. by FNMA)	5,000,000	5,000,000
New York Hsg. Fin. Agcy. RB, Affordable Hsg., Browery Place I, Ser. A, FRN, 0.26%, VRDN, (Liq.: FHLMC)	10,000,000	10,000,000
New York, NY MHRB, Via Verde Apts. Proj., Ser. 2010A, 0.35%, VRDN, (LOC: JPMorgan Chase & Co.)	4,000,000	4,000,000
North Dakota Hsg. Fin. Agcy. Mtge. RRB, Hsg. Fin. Program, Ser. B, 0.38%, VRDN, (SPA: Lloyds Bank plc)	3,955,000	3,955,000

		61,255,000

Industrial Development Revenue 1.3%
Beaver Cnty., PA IDA RB, First Energy Nuclear, Ser. B, 0.28%, VRDN, (LOC: CitiBank, NA)	10,200,000	10,200,000
Clark Cnty., NV IDRB, Southwest Gas Corp. Proj., Ser. A, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	10,000,000	10,000,000
New Jersey EDA RB, NUI Corp. Proj., Ser. A, 0.26%, VRDN, (LOC: Bank of America Corp.)	13,900,000	13,900,000

8

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
New York, NY IDRB, Liberty Bryant, LLC Proj.:
Ser. 2004-A, 0.28%, VRDN, (LOC: Bank of America Corp.)	$33,000,000	$33,000,000
Ser. 2004-B, 0.25%, VRDN, (SPA: Bayerische Landesbank)	5,000,000	5,000,000

		72,100,000

Lease 0.1%
Orange Cnty., CA Sanitation Dist. COP, Ser. A, 0.27%, VRDN, (SPA: Dexia Public Finance)	5,875,000	5,875,000

Miscellaneous Revenue 1.7%
California Infrastructure & Econ. Dev. Bank RB, Rand Corp., Ser. 2008-B, 0.25%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-B, 0.32%, VRDN, (Gtd. by Motiva Enterprises, LLC)	6,000,000	6,000,000
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Ser. B, 0.27%, VRDN	7,000,000	7,000,000
Hurley, NM PCRB, Kennecott Santa Fe Corp. Proj., Ser. 1985, 0.28%, VRDN	10,400,000	10,400,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. TN-011, 0.50%, VRDN, (Liq.: Bank of America Corp.)	8,000,000	8,000,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, Tennessee Cnty. Loan Pool, Ser. 2006, 0.27%, VRDN, (LOC: Bank of America Corp.)	6,210,000	6,210,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Motiva Enterprises Proj., Ser. A, 0.28%, VRDN	2,000,000	2,000,000
Valdez, AK Marine Terminal RB, BP Pipelines, Inc., Ser. 2003A, 0.28%, VRDN, (Gtd. by BP plc)	2,000,000	2,000,000
Valdez, AK Marine Terminal RRB, BP Pipelines Proj.:
Ser. 2003B, 0.28%, VRDN, (Gtd. by BP plc)	10,000,000	10,000,000
Ser. 2003C, 0.28%, VRDN, (Gtd. by BP plc)	5,000,000	5,000,000
West Side Calhoun Cnty., TX RB, BP Amoco Chemical Co. Proj., 0.30%, VRDN, (Gtd. by BP plc)	17,000,000	17,000,000
Whiting, IN Env. Facs. RB, North America Proj., Ser. 2005, 0.30%, VRDN, (Gtd. by BP plc)	16,000,000	16,000,000

		91,610,000

Power 0.0%
Los Angeles, CA Dept. of Water and Power RB, Ser. 2002A-3, 0.22%, VRDN, (LOC: Lloyds TSB Group plc)	2,000,000	2,000,000

Sales Tax 0.2%
Chicago, IL Sales Tax RB, 0.28%, VRDN, (Liq.: JPMorgan Chase & Co.)	10,000,000	10,000,000

Transportation 0.5%
Bay Area Toll Auth. RB, San Fancisco Bay Area Toll Bridge, Ser. 2008D-1, 0.22%, VRDN, (SPA: BNP Paribas SA)	1,000,000	1,000,000
Massachusetts Dept. of Trans. RB, Metro. Hwy. Sys., Contract Assistance:
Ser. A4, 0.25%, VRDN, (SPA: Barclays Bank plc)	4,000,000	4,000,000
Ser. A6, 0.27%, VRDN, (LOC: Bank of America Corp.)	6,000,000	6,000,000
Ser. A7, 0.27%, VRDN, (SPA: JPMorgan Chase & Co.)	5,000,000	5,000,000
New York Metro. Trans. Auth. RB, Ser. 2002G-1, 0.23%, VRDN, (SPA: Bank of Nova Scotia)	13,000,000	13,000,000

		29,000,000

Utility 1.8%
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 0.26%, VRDN, (LOC: JPMorgan Chase & Co.)	11,000,000	11,000,000
Houston, TX Util. Sys. RRB, Ser. 2010-B, 0.27%, VRDN, (LOC: State Street Corp.)	11,000,000	11,000,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.75%, VRDN, (SPA: Societe Generale SA)	29,000,000	29,000,000
Municipal Energy Acquisition Corp. RB, PFOTER, Tennessee Gas Proj., Ser. 1578, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	26,470,000	26,470,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.30%, VRDN, (SPA: Societe Generale SA)	18,000,000	18,000,000

		95,470,000

9

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Water & Sewer 0.3%
New York, NY Muni. Water & Sewer Fin. Auth. RB, Fiscal Year 2007, Ser. CC-1, 0.25%, VRDN, (SPA: Bank of Nova Scotia)	$4,000,000	$4,000,000
New York, NY Muni. Water & Sewer Fin. Auth. RRB:
Ser. 2008-BB-3, 0.22%, VRDN, (SPA: Fortis Bank)	5,000,000	5,000,000
Ser. B-3, 0.26%, VRDN, (LOC: Bank of America Corp.)	6,000,000	6,000,000

		15,000,000

Total Municipal Obligations (cost $529,110,000)		529,110,000

YANKEE OBLIGATIONS – CORPORATE 2.1%
Commercial Banks 1.2%
Svenska Handelsbank, FRN, 0.24%, 07/02/2010	68,000,000	67,991,813

Diversified Financial Services 0.9%
Eksportfinans ASA, FRN, 0.36%, 06/15/2010	50,000,000	50,000,000

Total Yankee Obligations – Corporate (cost $117,991,813)		117,991,813

TIME DEPOSITS 14.8%
ABN AMRO Bank, 0.27%, 06/01/2010	92,000,000	92,000,000
Allied Irish Banks plc:
0.55%, 06/03/2010	21,000,000	21,000,000
0.55%, 06/04/2010	44,000,000	44,000,000
Bank of Ireland, 0.55%, 06/03/2010	32,000,000	32,000,000
BNP Paribas SA, 0.26%, 06/01/2010	65,000,000	65,000,000
BPCE, 0.28%, 06/01/2010	50,000,000	50,000,000
Commerzbank AG, 0.22%, 06/01/2010	37,000,000	37,000,000
Dexia Bank, 0.40%, 06/03/2010	9,000,000	9,000,000
DZ Bank AG, 0.22%, 06/01/2010	45,000,000	45,000,000
Fortis Bank:
0.32%, 06/01/2010	65,000,000	65,000,000
0.38%, 06/01/2010	11,000,000	11,000,000
0.38%, 06/02/2010	11,000,000	11,000,000
Intesa Sanpaolo SpA, 0.36%, 06/02/2010	56,000,000	56,000,000
KBC Bank, 0.23%, 06/01/2010	91,000,000	91,000,000
Natixis, 0.40%, 06/01/2010	30,000,000	30,000,000
NRW Bank, 0.27%, 06/01/2010	91,000,000	91,000,000
UBS AG, 0.30%, 06/02/2010	63,000,000	63,000,000

Total Time Deposits (cost $813,000,000)		813,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 5.0%
FHLMC, FRN:
0.20%, 06/02/2010	18,000,000	17,975,746
0.22%, 06/10/2010	2,000,000	2,000,070
FNMA, FRN, 0.19%, 07/13/2010	253,000,000	253,001,716

Total U.S. Government & Agency Obligations (cost $272,977,532)		272,977,532

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bill, 0.21%, 11/18/2010 ß (cost $49,947,806)	50,000,000	49,946,795

REPURCHASE AGREEMENTS ^^ 4.4%
Bank of America Corp., 0.20% dated 05/28/2010, maturing 06/01/2010, maturity value $34,000,756 (1)	34,000,000	34,000,000
Barclays Capital, Inc., 0.20% dated 05/28/2010, maturing 06/01/2010, maturity value $46,001,022 (2)	46,000,000	46,000,000
Barclays Capital, Inc., 0.23% dated 05/28/2010, maturing 06/01/2010, maturity value $33,000,843 (3)	33,000,000	33,000,000
BNP Paribas SA, 0.21% dated 05/28/2010, maturing 06/01/2010, maturity value $24,000,560 (4)	24,000,000	24,000,000
Citigroup Global Markets, Inc.:
0.21% dated 05/28/2010, maturing 06/01/2010, maturity value $14,000,327 (5)	14,000,000	14,000,000
0.21% dated 05/28/2010, maturing 06/01/2010, maturity value $23,000,537 (6)	23,000,000	23,000,000

10

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

REPURCHASE AGREEMENTS ^^ continued
Deutsche Bank AG, 0.20% dated 05/28/2010, maturing 06/01/2010, maturity value $4,300,096 (7)	$4,300,000	$4,300,000
Goldman Sachs & Co., 0.20% dated 05/28/2010, maturing 06/01/2010, maturity value $14,000,311 (8)	14,000,000	14,000,000
JPMorgan Chase & Co., 0.21% dated 05/28/2010, maturing 06/01/2010, maturity value $24,000,560 (9)	24,000,000	24,000,000
RBS Securities, Inc., 0.21% dated 05/28/2010, maturing 06/01/2010, maturity value $24,000,560 (10)	24,000,000	24,000,000

Total Repurchase Agreements (cost $240,300,000)		240,300,000

Total Investments (cost $5,529,622,041) 101.1%		5,529,621,030
Other Assets and Liabilities (1.1%)		(62,423,885)

Net Assets 100.0%		$5,467,197,145

ß	Zero coupon security. Rate represents yield to maturity.
^^	Collateralized by:
	(1)	U.S. government security, 5.50%, 06/1/2038, market value including accrued interest is $35,020,000.
	(2)	U.S. government securities, 0.00% to 7.00%, 06/25/2010 to 03/20/2059, market value including accrued interest is $46,693,820.
	(3)	U.S. government securities, 2.90% to 6.00%, 04/1/2018 to 05/1/2040, market value including accrued interest is $33,990,000.
	(4)	U.S. government securities, 0.00% to 6.50%, 08/1/2021 to 05/1/2040, market value including accrued interest is $24,720,000.
	(5)	U.S. government securities, 0.00% to 5.50%, 05/1/2025 to 02/20/2040, market value including accrued interest is $23,690,000.
	(6)	U.S. government securities, 0.00% to 2.50%, 10/7/2010 to 07/15/2016, market value including accrued interest is $14,280,005.
	(7)	U.S. government securities, 3.50% to 7.68%, 04/1/2013 to 06/1/2040, market value including accrued interest is $4,429,000.
	(8)	U.S. government securities, 4.00% to 7.00%, 09/20/2033 to 05/20/2040, market value including accrued interest is $14,420,000.
	(9)	U.S. government securities, 4.00% to 11.50%, 04/15/2013 to 12/15/2050, market value including accrued interest is $24,720,124.
	(10)	U.S. government securities, 0.00% to 2.50%, 04/27/2011 to 05/1/2040, market value including accrued interest is $24,617,264.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations
COP	Certificates of Participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Incorporated
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

On May 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

11

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

12

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 1.7%
Massashusetts Dev. Fin. Auth. Tax Exempt Revenue Notes, 2.50%, 06/01/2010	$10,650,000	$10,650,000
Mercer Cnty., ND Pollution Control Refunding Revenue Notes, Ser. 2009-1, 0.38%, 06/08/2010	65,000,000	65,000,000
Rochester, MN Hlth. Care Facs. Commercial Paper Notes, Mayo Foundation, Ser 2001C, 0.30%, 07/01/2010	16,200,000	16,200,000

Total Commercial Paper (cost $91,850,000)		91,850,000

MUNICIPAL OBLIGATIONS 97.9%
AIRPORT 4.3%
Austin, TX Arpt. Sys. RRB:
Ser. 2005-1, 0.26%, VRDN, (Insd. by FSA & SPA: Dexia SA)	37,905,000	37,905,000
Ser. 2005-3, 0.26%, VRDN, (Insd. by FSA & SPA: Dexia SA)	14,550,000	14,550,000
Ser. A, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	24,200,000	24,200,000
Broward Cnty., FL Arpt. Sys. RB, Embraer Aircraft Holding Proj., Ser. 2007-A, 0.34%, VRDN, (Liq.: CitiBank, NA)	11,000,000	11,000,000
Charlotte, NC Arpt. RRB, Charlotte Douglas Arpt., Ser. D, 0.30%, VRDN, (LOC: Bank of America Corp.)	4,675,000	4,675,000
Chicago, IL Midway Arpt. RB, Ser. C, 0.30%, VRDN, (Liq.: Morgan Stanley)	20,535,000	20,535,000
Chicago, IL O’Hare Intl. Arpt. RB, Ser. 1990, 0.33%, VRDN, (SPA: Societe Generale)	11,000,000	11,000,000
Clark Cnty., NV Arpt. RB:
Ser. B-1, 0.36%, VRDN, (SPA: Dexia SA)	15,000,000	15,000,000
Ser. E-1, 2.50%, 06/01/2011	5,000,000	5,092,779
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth. Proj., Ser. 2008C-2, 0.27%, VRDN, (Insd. by FSA & SPA: Dexia SA)	10,900,000	10,900,000
Miami-Dade Cnty., FL Intl. Arpt. Aviation RB:
Ser. 2008-1139X, 0.39%, VRDN, (LOC: Assured Guaranty & Bank of America Corp.)	7,500,000	7,500,000
Ser. 34, 0.31%, VRDN, (SPA: Societe Generale)	11,870,000	11,870,000
Piedmont, NC Triad Arpt. Auth. RRB:
Ser. A, 0.30%, VRDN, (LOC: Branch Bank & Trust Co.)	3,455,000	3,455,000
Ser. B, 0.35%, VRDN, (LOC: Branch Bank & Trust Co.)	4,785,000	4,785,000
San Francisco, CA City & Cnty. Arpt. Commission RRB, Ser. 2009-A, 0.75%, 09/15/2010, (LOC: Bank of New York Mellon Corp.)	3,000,000	3,000,000
San Francisco, CA City & Cnty. Arpts. RB, Ser. B, 0.75%, 09/15/2010, (Liq.: Morgan Stanley)	12,000,000	12,000,000
San Jose, CA Arpt. RB, Deutsche Bank Spears/Lifers Trust, Ser. DB-479, 0.31%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	35,175,000	35,175,000

		232,642,779

CONTINUING CARE RETIREMENT COMMUNITY 1.6%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Oak Hammock Univ. Proj., Ser. A, 0.37%, VRDN, (LOC: Bank of Scotland)	16,825,000	16,825,000
Branch Bank & Trust Muni. Trust RB, Ser. 2041, 0.30%, VRDN, (LOC: Branch Bank & Trust Co.)	4,465,000	4,465,000
Broome Cnty., NY Indl. Dev. Agcy. RB, Good Shepherd Village, Endwell, Inc. Proj.:
Ser. B, 0.34%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	5,060,000	5,060,000
Ser. C, 0.34%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,100,000	7,100,000
Minnesota Agricultural & Econ. Dev. RB, Evangelical Lutheran Proj., 2.30%, VRDN, (LOC: Allied Irish Bank plc)	14,520,000	14,520,000
Pennsylvania Horizon Hosp. Sys. Auth. Sr. Hlth. & Hsg. Facs. RB, St. Paul Homes Proj., Ser. 2002, 0.34%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,810,000	6,810,000
Sarasota Cnty., FL Continuing Care Retirement Cmnty. RB, Glenridge Palmer Proj., 0.37%, VRDN, (LOC: Bank of Scotland)	13,185,000	13,185,000
South Central Pennsylvania Gen. Auth. RB, Homewood Hanover Proj., 0.34%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	17,910,000	17,910,000

		85,875,000

EDUCATION 6.7%
California ABAG Fin. Auth. for Nonprofit Corp. RB, Menlo Sch. Proj., 0.28%, VRDN, (LOC: Northern Trust Corp.)	5,000,000	5,000,000
Clark Cnty., NV EDA RB, Lutheran Secondary Sch. Assn. Proj., 1.81%, VRDN, (LOC: Allied Irish Bank plc)	9,700,000	9,700,000
Colorado Edl. & Cultural Facs. Auth. RB, Natl. Jewish Federation Proj., 0.30%, VRDN, (LOC: US Bank)	4,950,000	4,950,000

1

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Connecticut Hlth. & Edl. Facs. Auth. RB:
Ser. 13TP, 0.31%, VRDN, (LOC: Wells Fargo & Co.) °°.	$7,300,000	$7,300,000
Yale University Proj., Ser. T-2, 0.22%, VRDN, (LOC: Wells Fargo & Co.) °°	12,050,000	12,050,000
Delaware EDA RB, Wilmington Montessori Sch. Proj., 0.29%, VRDN, (LOC: PNC Bank, NA)	1,940,000	1,940,000
Edmond, OK EDA Student Hsg. RB, Edmond Proj., Ser. A, 1.90%, VRDN, (LOC: Allied Irish Bank plc)	7,970,000	7,970,000
Florida Gulf Coast Univ. Fin. Corp. RB, Parking Proj., Ser. A, 0.29%, VRDN, (LOC: Harris NA)	8,000,000	8,000,000
Greenville, IL RRB, Greenville College Proj., 1.30%, 11/01/2010, (LOC: National City Bank)	3,335,000	3,335,000
Harris Cnty., TX Cultural Ed. RB, YMCA of Greater Houston, Ser. 2008A, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,000,000	20,000,000
Illinois Fin. Auth. RB:
Bradley Univ. Proj., Ser. A, 0.24%, VRDN, (LOC: PNC Bank NA)	1,250,000	1,250,000
Drivers Trust, Ser. 3302, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,200,000	6,200,000
Maplewood, MN Edl. Facs. Auth. RB, Mounds Park Academy Proj., 0.29%, VRDN, (LOC: US Bank NA)	100,000	100,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Johns Hopkins Univ. Proj., Ser. 1003, 0.29%, VRDN, (LOC: Bank of America Corp.)	6,665,000	6,665,000
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ. Proj., Ser. U-6E, 0.23%, VRDN, (LOC: Bank of Nova Scotia)	13,670,000	13,670,000
Cushing Academy Proj., 0.29%, VRDN, (Gtd. by TD Bank, NA)	12,270,000	12,270,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Tufts Univ. Proj., Ser. N-1, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	26,000,000	26,000,000
Minnesota Higher Ed. Facs. RB:
St. Olaf College Proj., Ser. 5-M1, 0.30%, VRDN, (LOC: Harris NA)	1,000,000	1,000,000
Univ. of St. Thomas Proj.:
Ser. 5-C, 2.00%, VRDN, (LOC: Allied Irish Bank plc)	7,545,000	7,545,000
Ser. 5-L, 2.00%, VRDN, (LOC: Allied Irish Bank plc)	18,375,000	18,375,000
Nashville & Davidson Cntys., TN Hlth. & Edl. Facs. RB, Lipscomb Univ. Proj., 0.26%, VRDN, (Insd. by FHLMC & LOC: SunTrust Banks, Inc.)	14,700,000	14,700,000
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 2.50%, VRDN, (SPA: Allied Irish Banks plc)	14,095,000	14,095,000
Colby Sawyer College Proj., 1.75%, VRDN, (LOC: Allied Irish Bank plc)	13,305,000	13,305,000
Dartmouth College Proj., Ser. 3069, 0.29%, VRDN, (Liq.: Morgan Stanley)	6,330,000	6,330,000
Dartmouth Hitchcock Proj., Ser. A, 0.28%, VRDN, (Insd. by FSA)	28,600,000	28,600,000
New Mexico Edl. Assistance Foundation RB:
Ser. A, 0.31%, VRDN, (LOC: Royal Bank of Canada)	3,000,000	3,000,000
Ser. A-1, 0.31%, VRDN, (LOC: Royal Bank of Canada)	7,500,000	7,500,000
Ser. A-2, 0.31%, VRDN, (LOC: Royal Bank of Canada)	7,500,000	7,500,000
New Mexico Edl. Auth. RB, PFOTER, Ser. 637, 0.36%, VRDN, (LOC: Bank of America Corp.)	21,110,000	21,110,000
North Carolina Capital Fin. Agcy. RB, Wake Forest Univ. Proj., Ser. 3070, 0.31%, VRDN, (Liq.: Morgan Stanley)	5,000,000	5,000,000
North Carolina Edl. Facs. Auth. RB, Hill Ctr. Proj., 0.29%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000
North Carolina Edl. Facs. Fin. Agcy. RB, Charlotte Day Sch. Proj., 0.30%, VRDN, (LOC: Bank of America Corp.)	3,270,000	3,270,000
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 0.29%, 06/03/2010, (Insd. by FGIC & LOC: US Bank, NA)	5,000	5,000
Oregon Hlth. & Science Univ. RB:
Ser. B-1, 0.25%, VRDN, (LOC: US Bank, NA)	8,000,000	8,000,000
Ser. B-2, 0.19%, VRDN, (LOC: US Bank, NA)	3,300,000	3,300,000
Princeton, OH Sch. Dist. MSTR RB, 0.27%, VRDN, (SPA: Societe Generale)	9,480,000	9,480,000
RBC Municipal Products, Inc., Bethlehem Area School District, Ser. E-12, 0.29%, VRDN, (SPA: Royal Bank of Canada)	4,000,000	4,000,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 0.29%, VRDN, (LOC: Bank One)	1,250,000	1,250,000
Wyoming Student Loan Corp. RB, Ser. A-3, 0.32%, VRDN, (SPA: Royal Bank of Canada)	40,000,000	40,000,000

		368,765,000

2

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 1.4%
Chelan Cnty., WA Pub. Util. Dist. No. 1 RB, Chelan Hydro Cons. Sys., Ser. 2001-A, 0.39%, VRDN, (Insd. by BHAC)	$2,770,000	$2,770,000
Illinois Fin. Auth. PCRB, Ser. F, 0.26%, VRDN, (Liq.: JPMorgan Chase & Co.)	10,200,000	10,200,000
Michigan Strategic Fund RB, Consumers Energy Co. Proj., 0.33%, VRDN, (Liq.: Wells Fargo & Co.) °°	7,000,000	7,000,000
Ohio Air Quality Dev. Auth. RB:
Dayton Power Proj., Ser. B, 0.28%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,350,000	8,350,000
Ohio Elec. Corp. Proj., Ser. D, 0.19%, VRDN, (LOC: Bank of Tokyo-Mitsubishi UFJ)	3,570,000	3,570,000
Ohio Valley Elec. Corp. Proj., Ser. B, 0.18%, VRDN, (LOC: Bank of Nova Scotia)	2,500,000	2,500,000
Putnam Cnty., GA Dev. Auth. PCRB, Georgia Pwr. Co. Proj., 0.27%, VRDN, (Gtd. by Georgia Pwr. Co.)	9,925,000	9,925,000
Roseville, CA Elec. Sys. COP, Ser. A, 0.24%, VRDN, (SPA: Dexia SA)	16,200,000	16,200,000
Roseville, CA Elec. Sys. RB COP, Ser. B, 0.24%, VRDN, (SPA: Dexia SA)	13,600,000	13,600,000
San Antonio, TX RB, Drivers Trust, Ser. 3247, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,730,000	2,730,000

		76,845,000

GENERAL OBLIGATION – LOCAL 7.1%
Amityville, NY Union Free Sch. District GO TAN, 1.50%, 06/25/2010	6,000,000	6,004,024
Aurora, CO Centretech Metro. Dist. GO, Ser. 1998-C, 0.30%, VRDN, (LOC: US Bank)	3,120,000	3,120,000
Briarcliff Manor, NY GO BAN, Ser. 2009-E, 1.50%, 09/24/2010, (Gtd. by Briarcliff Manor, NY)	1,849,740	1,852,625
Bronxville, NY GO BAN, Union Free Sch. Dist. Proj., Ser. 2009, 1.50%, 09/24/2010, (Gtd. by Bronxville Union Free Sch. Dist.)	4,430,000	4,440,384
Cayuga Cnty., NY GO BAN, 1.50%, 10/08/2010, (Gtd. by Cayuga Cnty., NY)	8,421,865	8,433,625
Chicago, IL Board of Ed. GO, Ser. 2009-A1, 0.30%, VRDN, (LOC: Harris Trust & Savings)	5,000,000	5,000,000
Chicago, IL Eclipse Funding Trust GO, Solar Eclipse Proj., Ser. 2006-0003, 0.29%, VRDN, (Insd. by FSA & LOC: US Bank)	9,240,000	9,240,000
Chicago, IL GO:
Deutsche Bank Spears-Lifers Trust, Ser. DB-393, 0.29%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	15,200,000	15,200,000
Ser. ZC-1, 0.32%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	64,503,000	64,503,000
Grossmont, CA High Sch. Dist. GO, California Sch. Deutsche Bank Spears Trust, Ser. DBE-637, 0.29%, VRDN, (Liq.: Deutsche Bank AG)	4,200,000	4,200,000
Indian River, NY GO, Cent. Sch. Dist. BAN, 1.50%, 07/15/2010	6,000,000	6,005,149
Indiana GO, Rev. Anticipation Funding Program Notes, Ser. 2010-A, 2.00%, 01/06/2011, (LOC: JPMorgan Chase & Co.)	34,000,000	34,318,680
Las Vegas, NV GO, Ser. C, 0.26%, VRDN, (Liq: Lloyds TSB Group plc)	23,850,000	23,850,000
Marlboro, NY GO, Cent. Sch. Dist. BAN:
1.50%, 07/23/2010	6,691,000	6,698,817
1.50%, 10/21/2010	6,216,636	6,236,647
Merrimack Cnty., NH GO, TAN, 1.00%, 12/30/2010	5,000,000	5,011,601
Middletown, NY, GO, BAN, 1.50%, 04/08/2011	3,705,000	3,725,323
Morgan Hill, CA Sch. Dist. MSTR GO, Ser. 39, 0.29%, VRDN, (SPA: Societe Generale)	5,000,000	5,000,000
New York, NY GO:
Fiscal Year 1994:
Ser. A-10, 0.25%, VRDN, (LOC: JPMorgan Chase & Co.)	625,000	625,000
Ser. B-2, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,100,000	1,100,000
Ser. 3823, 0.54%, VRDN, (SPA: Dexia Credit Local)	2,880,000	2,880,000
Ser. B-3, 0.24%, VRDN, (LOC: TD Bank, NA)	1,400,000	1,400,000
Ser. B-5, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,000,000	6,000,000
Ser. C-3, 0.19%, VRDN, (SPA: BNP Paribas SA)	17,200,000	17,200,000
Oakland, CA GO, TRAN, Ser. A, 2.50%, 07/16/2010, (Insd. by FSA)	20,000,000	20,040,947
Oneida, NY City Sch. Dist. GO BAN, Fiscal Year 2009, 1.50%, 10/29/2010	10,333,850	10,355,679
Orangetown, NY GO BAN, 1.50%, 09/29/2010, (Gtd. by Orangetown, NY)	4,690,000	4,699,169
Patchogue-Medford, NY GO BAN, Union Free Sch. Dist. Proj., 1.50%, 06/28/2010, (Gtd. by Patchogue-Medford Union Free Sch. Dist.)	21,000,000	21,006,170
Poway, CA Sch. Dist. GO, Ser. 3063, 0.29%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	10,000,000	10,000,000

3

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Revere, MA GO BAN, 1.00%, 08/06/2010	$5,000,000	$5,006,145
Rockland Cnty., NY GO BAN, 2.50%, 09/02/2010, (Gtd. by Rockland Cnty., NY)	24,411,000	24,500,192
South River, NJ GO, BAN, Ser. 2009, 1.50%, 12/21/2010	2,500,000	2,511,042
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 0.29%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	20,795,000	20,795,000
Watervliet, NY GO, City Sch. Dist. BAN, 1.50%, 01/27/2011	7,000,000	7,032,400
Will Cnty., IL GO, Deutsche Bank Spears-Lifers Trust, Ser. DB-365, 0.29%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	19,680,000	19,680,000

		387,671,619

GENERAL OBLIGATION – STATE 5.5%
California Econ. Recovery GO, Ser. C-15, 0.35%, VRDN, (SPA: Dexia SA)	21,000,000	21,000,000
California GO:
Drivers Trust, Ser. 3677, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,800,000	9,800,000
Ser. A-2, 0.24%, VRDN, (LOC: Bank of Montreal)	17,800,000	17,800,000
Ser. B-5, 0.24%, VRDN, (LOC: CitiBank, NA)	6,900,000	6,900,000
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.29%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	4,205,000	4,205,000
Colorado GO, Parker Automotive Proj., 0.30%, VRDN, (LOC: US Bank)	3,250,000	3,250,000
District of Columbia GO, ROC RR-II-R 11072, 0.30%, VRDN, (LOC: CitiBank, NA)	10,005,000	10,005,000
Massachusetts GO:
Drivers Trust, Ser. 3187-Z, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,205,000	8,205,000
Ser. 2648, 0.34%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Michigan Muni. Board Auth. State Aid GO:
Ser. 2009-C-1, 3.00%, 08/20/2010	64,000,000	64,221,212
Ser. 2009-C-2, 2.50%, 08/20/2010, (LOC: JPMorgan Chase & Co.)	24,000,000	24,086,058
Ser. 2009-C-3, 2.50%, 08/20/2010, (LOC: Bank of Nova Scotia)	10,000,000	10,035,858
Mississippi Dev. Bank Spl. Obl. GO, Solar Eclipse Proj., Ser. 2006-0153, 0.29%, VRDN, (LOC: US Bank)	7,455,000	7,455,000
Texas GO:
Ser. 2008-A, 0.35%, VRDN, (SPA: Dexia SA)	20,685,000	20,685,000
TRAN, Ser. 2009, 2.50%, 08/31/2010	38,000,000	38,191,130
Veterans Hsg. Assistance Proj.:
Ser. II-A, 0.35%, VRDN, (SPA: Dexia SA)	17,365,000	17,365,000
Ser. II-B, 0.30%, VRDN, (LOC: Sumitomo Trust & Banking Co.)	10,190,000	10,190,000
Ser. II-D, 0.33%, VRDN, (LOC: Sumitomo Trust & Banking Co.)	11,045,000	11,045,000
Washington GO:
Deutsche Bank Spears/Lifers Trust, Ser. DB-446, 0.31%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	2,730,000	2,730,000
Ser. 2650-Z, 0.30%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,000,000	1,000,000
Wisconsin GO, ROC RR-II-R 11604, 0.30%, VRDN, (Liq.: CitiBank, NA)	7,100,000	7,100,000

		298,969,258

HOSPITAL 12.2%
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
Univ. of Pittsburgh Med. Ctr. Proj.:
Ser. 2007-A, 0.29%, VRDN, (Insd. by MBIA)	2,790,000	2,790,000
Ser. 2007-B-2, 0.29%, VRDN, (SPA: Royal Bank of Canada)	5,000,000	5,000,000
Ser. 2010, 0.24%, VRDN, (LOC: PNC Bank, NA)	4,000,000	4,000,000
UPMC Sr. Living Corp. Proj., 0.28%, VRDN, (Insd. by FNMA)	4,205,000	4,205,000
Allegheny Cnty., PA IDA RB, Univ. of Pittsburgh Med. Ctr. Children’s Hosp., Ser. 2004-A, 0.27%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
California Hlth. Facs. Fin. Auth. RB:
Catholic Healthcare Proj., Ser. C, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,000,000	20,000,000
Eagle 2007-147, Class A, 0.29%, VRDN, (Liq.: CitiBank, NA)	24,335,000	24,335,000
Channahon, IL RRB, Morris Hosp. Proj., Ser. A, 0.26%, VRDN, (LOC: US Bank, NA)	2,530,000	2,530,000
Cuyahoga Cnty., OH Hosp. RRB, Univ. Hosp. Hlth. Sys., Inc. Proj., Ser. 263, 0.39%, VRDN, (Insd. by MBIA)	35,875,000	35,875,000

4

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Fairfax Cnty., VA IDA RB, Inova Hlth. Proj., Ser. A-1, 0.41%, VRDN	$7,000,000	$7,000,000
Fitzsimons Redev. Auth. RB, Univ. Physicians Inc. Proj., 2.00%, VRDN, (LOC: Allied Irish Bank plc)	13,890,000	13,890,000
Florida RB, Lee Mem. Hlth Svcs. Proj., Ser. 3088, 0.29%, VRDN, (Liq.: Morgan Stanley)	20,035,000	20,035,000
Franklin Cnty., OH Healthcare Facs. RB, Mother Angeline McCrory Proj., 2.35%, VRDN, (LOC: Allied Irish Bank plc)	15,240,000	15,240,000
Fulton Cnty., GA Dev. Auth. RB, Shepherd Ctr. Proj., 0.26%, VRDN, (Insd. by FHLMC & LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
Geisinger Auth. Hlth. Sys. RB, Ser. B, 0.28%, VRDN, (LOC: PNC Bank, NA)	12,900,000	12,900,000
Harris Cnty., TX Hlth. Facs. RRB, Mem. Hermann Healthcare Sys. Proj.:
Ser. 2008-A, 0.40%, VRDN, (Insd. by FSA & SPA: Dexia SA)	20,000,000	20,000,000
Ser. 2008-D, 2.00%, VRDN, (LOC: Allied Irish Banks plc)	33,000,000	33,000,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RRB, Adventist Hlth. Sys. Proj., Ser. 2003-C, 0.25%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Illinois Fin. Auth. RB, Children’s Hosp. Proj., Ser. 2008-1098, 0.32%, VRDN, (Insd. by Assured Gty. Corp. & LOC: Bank of America Corp.)	16,695,000	16,695,000
Illinois Hlth. Facs. Auth. RB:
ROC RR-II-R 401, 0.31%, VRDN, (Insd. by FHA & LOC: CitiBank, NA)	11,555,000	11,555,000
Ser. F, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,900,000	7,900,000
Indiana Fin. Auth. RB:
Parkview Hlth. Sys. Proj., Ser. B, 0.25%, VRDN, (LOC: National City Bank)	8,250,000	8,250,000
Trinity Hlth. Proj., Ser. D 2, 0.24%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	21,060,000	21,060,000
Indiana Hlth. & Eld. Facs. Fin. Auth. RB, Clarian Hlth. Proj., Ser. C, 0.25%, VRDN, (LOC: Branch Bank & Trust Co.)	8,900,000	8,900,000
Kentucky EDA Hosp. Facs. RB, St. Elizabeth Med. Proj., Ser. B, 0.28%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,400,000	7,400,000
Kentucky EDA RB, PFOTER, Madonna Manor, Inc. Proj., Ser. 2010, 0.29%, VRDN, (LOC: Bank of America Corp.)	23,435,000	23,435,000
Louisiana Pub. Facs. Auth. RB:
Christus Hlth. Proj., Ser. B-3, 0.24%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,000,000	3,000,000
Commcare Corp. Proj., Ser. 2008-B, 0.26%, VRDN, (Liq.: JPMorgan Chase & Co.)	15,000,000	15,000,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Mercy Ridge Med. Ctr.:
Ser. 2000, 0.26%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	23,400,000	23,400,000
Ser. 2008, 0.29%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	3,770,000	3,770,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Amherst College Proj., Ser. H, 0.48%, 07/08/2010	10,725,000	10,725,000
Minneapolis & St. Paul, MN Hsg. & Redev. Auth. RB:
Allina Hlth. Sys. Proj., Ser. B2, 0.28%, VRDN, (Liq.: JPMorgan Chase & Co.)	17,865,000	17,865,000
Allina Hlth. Sys., Ser. B-1, 0.26%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,200,000	1,200,000
Children’s Hosp. Clinics Proj., Ser. A-II, 0.31%, VRDN, (LOC: US Bank)	4,535,000	4,535,000
Healthcare Sys. Proj., Ser. B, 0.29%, VRDN, (LOC: US Bank)	36,750,000	36,750,000
Mississippi Hosp. Equip. & Facs. Auth. RB, Baptist Mem. Hlth. Proj., Ser. B-2, 0.27%, 01/11/2011, (LOC: Regions Bank NA)	12,000,000	12,000,000
New Jersey Hlth. Care Facs. Auth. RB, Princeton Healthcare, Ser. B, 0.23%, VRDN, (LOC: TD Bank, NA)	5,000,000	5,000,000
Norfolk, VA EDA RB, Sentra Healthcare Proj., 0.41%, VRDN	5,905,000	5,905,000
North Carolina Healthcare Facs. Auth. RB, Hospice Alamance Proj., 0.29%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000
North Carolina Med. Care Cmnty. Healthcare Facs. RRB:
Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-1, 0.26%, VRDN, (LOC: Bank of America Corp.)	4,880,000	4,880,000
Univ. Hlth. Sys. Proj., Ser. A1, 0.28%, VRDN, (LOC: Bank of America Corp.)	7,550,000	7,550,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. 237, 0.49%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	101,000,000	101,000,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,700,000	11,700,000
Pell City, AL Spl. Care Facs. Auth. RB, Noland Hlth. Svcs., Inc. Proj., Ser. 2009A, 0.28%, VRDN, (LOC: US Bank)	4,000,000	4,000,000
South Broward, FL Hosp. Dist. RB, Solar Eclipse Proj., Ser. 2006-0043, 0.29%, VRDN, (LOC: US Bank)	5,000,000	5,000,000

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
South Carolina EDA RB, Anmed Hlth. Proj., Ser. C, 0.26%, VRDN, (LOC: Branch Bank & Trust Co.)	$5,000,000	$5,000,000
St. Charles Cnty., MO RB, United Handicap Svcs., 0.42%, VRDN, (LOC: U.S. Bancorp)	4,350,000	4,350,000
St. Cloud, MN Hlth. Care RRB, Cenracare Htlh. Sys. Proj., Ser. 2009-A, 0.25%, VRDN, (LOC: Bank of Nova Scotia)	6,650,000	6,650,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, Ministry Healthcare Inc. Proj., Ser. B, 0.27%, VRDN, (LOC: US Bank, NA)	18,135,000	18,135,000

		665,705,000

HOUSING 22.2%
Alaska Hsg. Fin. Corp. RB, Ser. 2006-0022, 0.29%, VRDN, (LOC: US Bank)	14,825,000	14,857,546
Alexandria, VA Redev. & Hsg. RB, PFOTER, Ser. C-2, 0.42%, VRDN, (SPA: Royal Bank of Canada)	18,070,000	18,070,000
Atlanta, GA Hsg. Auth. MHRB, Vlgs. at Carver Proj., 0.35%, VRDN, (LOC: SunTrust Banks, Inc.)	3,425,000	3,425,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.31%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
California CDA MHRRB, PUTTER:
Ser. 2680, 0.39%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	23,000,000	23,000,000
Ser. 2681, 0.54%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	7,300,000	7,300,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 1999-02, 0.44%, VRDN, (SPA: State Street Corp.)	2,343,945	2,343,945
Ser. 2004-10, 0.44%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	5,135,000	5,135,000
Ser. 2005-03, 0.41%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	40,055,000	40,055,000
Ser. 2005-13, 0.41%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	10,308,000	10,308,000
Ser. 2005-14, 0.44%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	13,406,000	13,406,000
Ser. 2005-30, 0.44%, VRDN, (LOC: State Street Corp.)	19,060,000	19,060,000
Ser. 2005-31, 0.44%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	18,090,000	18,090,000
Ser. 2006-02, 0.44%, VRDN, (SPA: State Street Corp.)	19,700,000	19,700,000
Ser. 2006-06, 0.44%, VRDN, (Liq.: State Street Corp.)	16,057,000	16,057,000
Ser. 2006-10, 0.44%, VRDN, (Gtd. by State Street Corp.)	1,710,000	1,710,000
Dakota Cnty., MN CDA RB, View Pointe Apts. Proj., Ser. 2007-A, 0.34%, VRDN, (Insd. by FNMA)	8,000,000	8,000,000
Dekalb Cnty., GA Hsg. Auth. RB, PFOTER, Orchard Walk Apts. Proj., Ser. 4584, 0.41%, VRDN, (Insd. by FHLMC)	10,215,000	10,215,000
District of Columbia HFA RB, PFOTER:
Carver Sr. Apts. Proj., Ser. 4566, 0.41%, VRDN, (Insd. by FHLMC)	7,230,000	7,230,000
Galen Terrace Proj., Ser. 4568, 0.41%, VRDN, (Insd. by FHLMC)	4,360,000	4,360,000
Ser. 4275, 0.46%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,670,000	7,670,000
Durham Cnty., NC COP, 0.26%, VRDN, (Insd. by FHLMC & LOC: SunTrust Banks, Inc.)	13,000,000	13,000,000
Duval Cnty., FL MHRB, Camri Green Apts., 0.31%, VRDN, (Insd. by FNMA)	6,900,000	6,900,000
FHLMC MHRB:
Ser. M001, Class A, 0.35%, VRDN, (Insd. by & Liq.: FHLMC)	30,529,359	30,529,359
Ser. M002, Class A, 0.35%, VRDN, (Insd. by FHLMC)	4,407,909	4,407,909
Ser. M008, Class A, 0.35%, VRDN, (Insd. by FHLMC)	20,444,101	20,444,101
Ser. M020, Class A, 0.34%, VRDN, (Insd. by FHLMC)	27,267,000	27,267,000
Florida HFA RB, Vizcaya Villas Proj., Ser. 1996-M, 0.37%, VRDN, (Insd. by FHA & SPA: Royal Bank of Canada)	5,720,000	5,720,000
Fulton Cnty., GA Dev. Auth. RB, St. George Village Proj., 0.30%, VRDN, (LOC: Bank of America Corp.)	5,850,000	5,850,000
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 0.44%, VRDN, (LOC: U.S. Bancorp)	2,160,000	2,160,000
Harris Cnty., TX Hsg. Fin. Corp. MFHRB, Baypointe Apts. Proj., 0.34%, VRDN, (LOC: CitiBank, NA)	9,895,000	9,895,000
Houston, TX Hsg. Fin. Corp. RB, PFOTER:
Kensington Place Apts., Ser. 2004, 0.41%, VRDN, (Insd. by FHLMC)	12,140,000	12,140,000
Sterlingshire Apts. Proj., Ser. 2003 A-1, 0.41%, VRDN, (Insd. by FHLMC)	5,830,000	5,830,000
Illinois HDA RB:
Florida House Proj., Ser. C, 0.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,425,000	5,425,000
Larkin Vlg. Proj., Ser. A, 0.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,810,000	13,810,000
Iowa HFA SFHRB, Ser. N, 0.30%, VRDN, (Insd. by FHLMC & FNMA)	7,250,000	7,250,000
Kentucky Hsg. Corp. RB, Ser. L, 0.35%, VRDN, (SPA: BNP Paribas SA)	7,100,000	7,100,000
Los Angeles, CA Cmnty. Redev. Agcy. MHRB, Second & Central Apts. Proj., Ser. A, 0.27%, VRDN, (LOC: HSBC Bank USA, NA)	16,300,000	16,300,000

6

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Louisiana HFA MHRB:
Arbor Place Apts. Proj., Ser. 2008, 0.39%, VRDN, (Insd. by FHLMC)	$8,295,000	$8,295,000
PFOTER, The Crossing Apts. Proj., Ser. 2006-4572, 0.41%, VRDN, (Insd. by FHLMC)	7,420,000	7,420,000
Manatee Cnty., FL Austin Tr. Certs., Ser. 2008-3021X, 0.39%, VRDN, (Insd. by GNMA & LOC: Bank of America Corp.)	3,704,000	3,704,000
Maricopa Cnty., AZ MHRB, Desert Eagles Estate Proj., Ser. 2003A-1, 0.41%, VRDN, (Insd. by FHLMC)	9,550,000	9,550,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 0.28%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.41%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,740,000	56,740,000
0.34%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	43,615,000	43,615,000
0.41%, VRDN, (Insd. by FHLMC)	23,360,000	23,360,000
Class C, 0.34%, VRDN, (SPA: Lloyds TSB Group plc)	21,530,000	21,530,000
Ser. 385, 0.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,640,000	15,640,000
Michigan HDA RB:
Ltd. Oblig. Hsg. Canterbury Proj., Ser. A, 0.38%, VRDN, (LOC: LaSalle Bank, NA)	9,500,000	9,500,000
Rental Hsg. Proj.:
Ser. 2006-A, 0.38%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	52,715,000	52,715,000
Ser. 2006-C, 0.38%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	32,875,000	32,875,000
Ser. 2010-F, 0.38%, VRDN	13,000,000	13,000,000
Minneapolis, MN MFHRB:
Driftwood Apts. Proj., Ser. A, 0.39%, VRDN, (LOC: US Bank)	1,735,000	1,735,000
Gateway Real Estate Proj., 0.36%, VRDN, (LOC: LaSalle Bank, NA)	1,000,000	1,000,000
Minnesota Bond Securitization Trust RB:
Ser. S1, 0.49%, VRDN, (LOC: LaSalle Bank, NA)	3,060,000	3,060,000
Ser. S2, 0.49%, VRDN, (LOC: LaSalle Bank, NA)	3,180,000	3,180,000
Minnesota HFA RB:
Residential Hsg. Fin. Proj., Ser. C, 0.30%, VRDN, (Gtd. by Minnesota HFA)	8,000,000	8,000,000
Ser. C, 0.30%, VRDN, (Insd. by FHLMC)	2,000,000	2,000,000
Monroe Cnty., NY IDA Civic Facs. RB, Monroe Cmnty. Coll. Proj., Ser. A, 0.27%, VRDN, (LOC: JPMorgan Chase & Co.)	7,505,000	7,505,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.41%, VRDN, (Insd. by FHLMC)	2,420,000	2,420,000
MuniMae Trust RB, 0.61%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	6,755,000	6,755,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 0.44%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New Jersey HFA MFHRB, Ser. 3, 0.35%, VRDN, (SPA: Dexia SA)	44,840,000	44,840,000
New York HFA RB:
Archstone Westbury Hsg. Proj., Ser. 2004-A, 0.30%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
ROC RR-II-R 11700, Ser. B, 0.35%, VRDN, (Liq.: CitiBank, NA)	6,810,000	6,810,000
New York Mtge. Agcy. Homeowner RB, ROC RR-II-R 11703, 0.35%, VRDN, (Liq.: CitiBank, NA)	10,960,000	10,960,000
New York State Dorm. Auth. RB, Supported Debt Teresian House Proj., Ser. 2003, 0.34%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	18,425,000	18,425,000
New York, NY Drivers Trust RB, Ser. 3381, 0.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,970,000	2,970,000
New York, NY HDA MFHRB:
Ser. A, 0.20%, VRDN, (LOC: Bank of America Corp.)	5,625,000	5,625,000
Thessalonica Ct. Proj., Ser. A, 0.30%, VRDN, (LOC: CitiBank, NA)	13,500,000	13,500,000
New York, NY Hsg. Dev. Corp. MHRB:
Ser. 143, ROC RR-II-R 11699, 0.35%, VRDN, (Liq.: CitiBank, NA)	6,245,000	6,245,000
Ser. 2008-H-2-A, 0.33%, VRDN, (SPA: Dexia SA)	15,300,000	15,300,000
Ser. 2008-I2, 0.53%, 01/10/2040	12,720,000	12,720,000
Oakdale, MN MHRB, Cottage Homesteads of Aspen Project, Ser. 2008, 0.31%, VRDN	2,300,000	2,300,000
Oakland, CA Redev. Agcy. MHRB, 0.41%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	75,000,000	75,000,000
Orange Cnty., FL HFA MHRB, Landings on Millenia Blvd. Apts. Proj., Ser. 2002-A, 0.34%, VRDN, (Insd. by FNMA)	7,060,000	7,060,000
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. E, 0.31%, VRDN, (SPA: KBC Bank)	30,000,000	30,000,000

7

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pennsylvania HFA SFHRB, Ser. 93-B, 0.35%, VRDN, (SPA: Dexia SA)	$100,000	$100,000
Pinellas County, FL Hsg. Dev. Corp. MHRB, Booker Creek Apartments, 0.27%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,000,000	5,000,000
Plymouth, MN MFHRB, At The Lake Apartments Proj., 0.34%, VRDN, (Insd. by FHLMC)	425,000	425,000
San Antonio, TX Hsg. Fin. Corp. RB, PFOTER, Rosemont at Pleasanton Apts. Proj., Ser. 2005, 0.41%, VRDN, (Insd. by FHLMC)	12,915,000	12,915,000
South Carolina Hsg. Fin. & Dev. Auth. RB, PFOTER, Wyndham Pointe Apts. Proj., 0.41%, VRDN, (Insd. by FHLMC)	9,395,000	9,395,000
South Dakota HDA RB:
Homeownership Mtge., Ser. 2009-A, 0.26%, VRDN, (Liq.: FHLMC)	4,900,000	4,900,000
Ser. C, 0.30%, VRDN, (SPA: South Dakota HDA)	20,800,000	20,800,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 0.36%, VRDN, (LOC: LaSalle Bank, NA)	13,400,000	13,400,000
Ser. 2007, 0.42%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, Costa Mariposa Apts. Proj., 0.31%, VRDN, (LOC: Bank of America Corp.)	6,845,000	6,845,000
Texas Dept. of Hsg. & Cmnty. Affairs SFHRB, Ser. A, 0.30%, VRDN, (Insd. by FHLMC, FNMA & GNMA)	9,055,000	9,055,000
Texas Dept. of Hsg. RB, Providence at Rush Creek II Apts., Ser. 2004, 0.41%, VRDN, (Insd. by FHLMC)	8,670,000	8,670,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 0.33%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000
Wisconsin Hsg. & EDA RB:
Ser. C:
0.35%, VRDN, (SPA: Fortis Bank SA)	2,565,000	2,565,000
0.35%, VRDN, (LOC: Lloyds TSB Group plc)	11,020,000	11,020,000
Ser. D, 0.34%, VRDN, (SPA: Dexia Credit Local)	20,035,000	20,035,000
Ser. E, 0.35%, VRDN, (SPA: Fortis Bank SA)	11,980,000	11,980,000
Wisconsin Hsg. & EDRB, Ser. A, 0.50%, VRDN, (SPA: Depfa Bank plc)	1,870,000	1,870,000
Wyoming CDA RB, Ser. 1424-R, 0.36%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,535,000	9,535,000

		1,208,184,860

INDUSTRIAL DEVELOPMENT REVENUE 6.5%
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.26%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,417,000	3,417,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 0.42%, VRDN, (LOC: Bank of America Corp.)	2,230,000	2,230,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 0.55%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 0.42%, VRDN, (LOC: Bank of America Corp.)	1,100,000	1,100,000
Ascension Parish, LA RB, BASF Corp Proj., 0.43%, VRDN, (LOC: Premier Bank NA)	2,300,000	2,300,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 0.59%, VRDN, (LOC: U.S. Bancorp)	1,600,000	1,600,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 0.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Calcasieu Parish, LA IDRB, Hydroserve Westlake Proj., 0.40%, VRDN, (LOC: Bank One)	5,100,000	5,100,000
California Pollution Ctl. Fin. Auth. PCRRB, Pacific Gas & Elec. Proj., Ser. 96-C, 0.25%, VRDN, (LOC: JPMorgan Chase & Co.)	14,900,000	14,900,000
Carroll Cnty., KY Solid Waste Disposal RB, Celotex Corp. Proj., 0.33%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Chicago, IL IDRB:
Enterprise Ctr. Proj.:
Ser. IX, 0.42%, VRDN, (LOC: LaSalle Bank, NA)	3,146,000	3,146,000
Ser. X, 0.42%, VRDN, (LOC: LaSalle Bank, NA)	4,300,000	4,300,000
PS Greetings, Inc. Proj., 0.39%, VRDN, (LOC: LaSalle Bank, NA)	1,295,000	1,295,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 0.55%, VRDN, (LOC: Wells Fargo & Co.) °°	175,000	175,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 0.67%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Dallam Cnty., TX Indl. Dev. Corp. EDRB, Hilmar Cheese Co., Inc. Proj., Ser. 2009, 0.29%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.33%, VRDN, (Gtd. by Motiva Enterprises, LLC)	17,500,000	17,500,000

8

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Dutchess Cnty., NY IDA Civic Facs. RB, Brookview Inc. Proj., 0.34%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	$8,610,000	$8,610,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 0.39%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 0.59%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	1,025,000	1,025,000
Farmington, NM PCRB, Arizona Pub. Svc. Co., Ser. C, 0.28%, VRDN, (LOC: Barclays Bank plc)	18,500,000	18,500,000
Gary, IN EDRB, Grant Street Proj., 0.59%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 0.59%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gulf Coast Wst. Disp Auth. PCRB:
Amoco Oil Proj., Ser. 1994, 0.25%, VRDN, (Gtd. by BP plc)	350,000	350,000
ExxonMobil Corp. Proj., 0.24%, VRDN, (Gtd. by Exxon Mobil)	20,000,000	20,000,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 0.45%, VRDN, (LOC: Branch Bank & Trust Co.)	2,655,000	2,655,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 0.49%, VRDN, (LOC: Wells Fargo & Co.) °°	1,110,000	1,110,000
Illinois Fin. Auth. RB, Drivers Trust, Ser. 3420, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,300,000	3,300,000
Jefferson Cnty., KY Indl. RB, Zeochem, LLC Proj., 0.29%, VRDN, (LOC: UBS AG)	2,625,000	2,625,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 0.64%, VRDN, (LOC: U.S. Bancorp)	700,000	700,000
Kentucky EDFA RB, Republic Svcs., Inc. Proj., 0.40%, VRDN, (LOC: Bank of America Corp.)	4,650,000	4,650,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 0.49%, VRDN, (LOC: Wells Fargo & Co.) °°	4,885,000	4,885,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 0.54%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 0.40%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 0.49%, VRDN, (LOC: Bank of North Dakota)	2,800,000	2,800,000
Maricopa Cnty., AZ IDA RB, Valley of the Sun YMCA Proj., 0.30%, VRDN, (LOC: US Bank, NA)	7,500,000	7,500,000
Maryland Indl. Dev. Fin. Auth. EDRB, Foodswing Proj., Ser. 2008, 0.38%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 0.31%, VRDN, (LOC: U.S. Bancorp)	1,655,000	1,655,000
Miami-Dade Cnty., FL IDRB, Tarmac America Proj., 0.35%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI Redev. Auth. RB, Palermo Villa, Inc. Proj., Ser. A, 0.47%, VRDN, (LOC: U.S. Bancorp)	2,195,000	2,195,000
Mississippi Business Fin. Corp. RB, Mississippi Gulf Opportunity Zone, Chevron USA, Inc. Proj., Ser. B, 0.22%, VRDN, (LOC: Bank of America Corp.)	5,200,000	5,200,000
Montgomery Cnty., PA IDA RB, Northwestern Human Svcs. Proj., 0.27%, VRDN, (LOC: Commerce Bank, NA)	9,965,000	9,965,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC Proj., 0.59%, VRDN, (SPA: BNP Paribas SA)	2,625,000	2,625,000
Ohio Air Quality Dev. Auth. Exempt Facs. RB, Andersons Marathon Ethanol, LLC Proj., Ser. 2007, 0.37%, VRDN, (LOC: CoBank)	49,500,000	49,500,000
Ohio Solid Waste Disp. RB, BP Exploration Proj., 0.30%, VRDN, (SPA: BP plc)	26,000,000	26,000,000
Orange Cnty., FL IDA RB, Central Florida YMCA Proj., Ser. A, 0.32%, VRDN, (LOC: Bank of America Corp.)	2,340,000	2,340,000
Oregon EDRB:
Beef Northwest Feeders Proj., 0.59%, VRDN, (LOC: Bank of America Corp.)	1,845,000	1,845,000
Behlen Manufacturing Co. Proj., 0.43%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Palm Beach Cnty., FL Fin. Auth. RB, Drivers Trust, Ser. 3419, 0.29%, VRDN, (Insd. by BHAC & Liq.: JPMorgan Chase & Co.)	2,275,000	2,275,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 0.39%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, BASF Corp. Proj., 0.43%, VRDN, (Gtd. by BASF Corp.)	12,900,000	12,900,000
Putnam Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Proj., 0.23%, VRDN	4,000,000	4,000,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 0.42%, VRDN, (LOC: U.S. Bancorp)	800,000	800,000
South Carolina Jobs EDA RB, Chambers Richland Cnty. Proj., Ser. 1997, 0.50%, VRDN, (LOC: SunTrust Banks, Inc.)	5,000,000	5,000,000
Southwestern Illinois IDRB, Mattingly Lumber Proj., Ser. 2005-A, 0.44%, VRDN, (LOC: US Bank, NA)	3,080,000	3,080,000
St. Paul, MN Port Auth. Tax Increment RB, Westgate Ofc. & Indl. Ctr. Proj., 0.27%, VRDN, (LOC: US Bank, NA)	950,000	950,000
Stafford Cnty., VA RB, Eclipse Funding Trust Proj., 0.29%, VRDN, (LOC: US Bank, NA)	11,430,000	11,430,000
Washington EDFA RB, Royal Ridge Fruit Proj., 0.59%, VRDN, (LOC: Bank of America Corp.)	2,720,000	2,720,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 0.42%, VRDN, (LOC: U.S. Bancorp)	980,000	980,000

9

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 0.59%, VRDN, (LOC: Northern Trust Corp.)	$1,000,000	$1,000,000
Wisconsin Hsg. & EDA RB, Ser. A, 0.40%, VRDN, (LOC: Bank of America Corp.)	4,700,000	4,700,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., Ser. 1996, 0.43%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 0.42%, VRDN, (LOC: Bank of America Corp.)	300,000	300,000

		353,423,000

LEASE 0.3%
Christian Cnty., KY Assn. of Cnty. Leasing, Ser. B, 0.28%, VRDN, (LOC: US Bank, NA)	1,450,000	1,450,000
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-10, 0.32%, VRDN, (SPA: State Street Corp.)	8,795,000	8,795,000
Miami-Dade Cnty., FL COP, Ser. 2008-1119X, 0.29%, VRDN, (LOC: Assured Guaranty & Bank of America Corp.)	5,000,000	5,000,000

		15,245,000

MISCELLANEOUS REVENUE 12.3%
Branch Bank & Trust Muni. Trust RB:
Ser. 1036, 0.43%, VRDN, (LOC: Branch Bank & Trust Co.)	9,460,000	9,460,000
Ser. 5000, 0.44%, VRDN, (SPA: Rabobank Intl.)	16,436,822	16,436,822
Ser. 5001, 0.44%, VRDN, (SPA: Rabobank Intl.)	22,353,279	22,353,279
Ser. 5003, 0.61%, VRDN, (SPA: Rabobank Intl.)	42,008,227	42,008,227
Citizens Property Insurance Corp. Rev. Notes, Ser. A-2, 4.50%, 06/01/2010	3,840,000	3,840,000
Clarksville, TN Pub. Bldg. Auth. RB, Tennessee Muni. Fund Proj., 0.30%, VRDN, (LOC: Bank of America Corp.)	1,630,000	1,630,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2004-04, 0.34%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 0.34%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2006-04, 0.32%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Ser. 2007-02, 0.32%, VRDN, (Gtd. by State Street Corp.)	26,140,000	26,140,000
Ser. 2007-03, 0.34%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-14, 0.44%, VRDN, (Gtd. by State Street Corp.)	14,555,000	14,555,000
Ser. 2007-26, 0.34%, VRDN, (Liq.: State Street Corp.)	94,492,000	94,492,000
Ser. 2007-32, 0.34%, VRDN, (Liq.: State Street Corp.)	18,960,000	18,960,000
Ser. 2007-34, 0.34%, VRDN, (Gtd. by State Street Corp. & Insd. by AMBAC)	9,995,000	9,995,000
Ser. 2007-40, 0.44%, VRDN, (Gtd. by State Street Corp. & Insd. by FNMA & GNMA)	12,877,000	12,877,000
Ser. 2007-44, 0.34%, VRDN, (Gtd. by State Street Corp.)	28,780,000	28,780,000
Ser. 2009-85, 0.44%, VRDN, (Liq.: State Street Corp.)	25,560,000	25,560,000
Cuyahoga Cnty., OH EDA RB, Cleveland Botanical Garden Proj., 2.50%, VRDN, (LOC: Allied Irish Bank plc)	11,365,000	11,365,000
Delaware EDA IDRB, Delaware Clean Power Proj.:
Ser. 1997-A, 0.33%, VRDN, (Gtd. by Motiva Enterprises, LLC)	20,000,000	20,000,000
Ser. 1997-B, 0.32%, VRDN, (Gtd. by Motiva Enterprises, LLC)	19,650,000	19,650,000
District of Columbia RB:
Carnegie Proj., 2.50%, VRDN, (LOC: Allied Irish Banks plc)	20,225,000	20,225,000
KIPP DC, 0.30%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	28,225,000	28,225,000
Erie Cnty., NY IDA Sch. Facs. RB, Ser. 2946, 0.32%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	7,140,000	7,140,000
Gulf Coast Waste Disposal Auth. RRB, Amoco Oil Co. Proj., Ser. 1995, 0.29%, VRDN, (Gtd. by Amoco Corp.)	29,000,000	29,000,000
Illinois Edl. Facs. Auth. RB, Newberry Library Proj., 0.30%, VRDN, (LOC: Northern Trust Corp.)	2,310,000	2,310,000
Kansas City,. MO RRB, H. Roe Bartle Convention Ctr. Proj., Ser. 2008 F, 0.30%, VRDN, (SPA: Dexia SA)	2,400,000	2,400,000
Lemont, IL Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2002, 0.26%, VRDN, (LOC: Bank of New York Mellon Corp.)	7,650,000	7,650,000
Minneapolis, MN RB, People Serving People Proj., Ser. A, 0.30%, VRDN, (LOC: US Bank, NA)	1,390,000	1,390,000
Mississippi Business Fin. Corp. RB:
Cheveron Inc., Proj., Ser. 2007A, 0.22%, VRDN	2,025,000	2,025,000
Jackson Med. Mall Foundation Proj., Ser. 2008-A, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,765,000	4,765,000

10

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Montgomery Cnty., MD EDA RB, Brooke Grove Foundation, Inc., 0.36%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	$7,470,000	$7,470,000
New Jersey RB, PFOTER, Ser. 638, 0.29%, VRDN, (Liq.: Merrill Lynch)	10,000,000	10,000,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 0.34%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Port Arthur, TX Navigation Dist. Env. Facs. RB:
BASF Corp. Proj., Class A, 0.43%, VRDN, (Liq.: BASF Corp.)	15,000,000	15,000,000
Fina Oil & Chemical Co. Proj., Ser. B, 0.30%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Motiva Enterprises Proj.:
Ser. 2009-C, 0.28%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,000,000	10,000,000
Ser. A, 0.28%, VRDN, (Gtd. by Motiva Enterprises, LLC)	3,450,000	3,450,000
Ser. B, 0.28%, VRDN, (Gtd. by Motiva Enterprises, LLC)	18,750,000	18,750,000
Sevier Cnty., TN Pub. Bldg. Auth. RB, Ser. B-1, 1.75%, VRDN, (LOC: Allied Irish Bank plc)	9,055,000	9,055,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation Casino RB, 0.40%, VRDN	20,000,000	20,000,000
Valdez, AK Marine Terminal RRB, BP Pipelines Proj., Ser. 2003C, 0.28%, VRDN, (Gtd. by BP plc)	4,325,000	4,325,000
Westchester Cnty., NY Board of Coop. Edl. Svcs. Rev. Anticipation Notes, 1.50%, 06/30/2010	8,000,000	8,005,514
Whiting, IN Env. Facs. RB, North America Proj., Ser. 2005, 0.30%, VRDN, (Gtd. by BP plc)	4,000,000	4,000,000

		668,407,842

PORT AUTHORITY 0.3%
Chicago, IL IDRB, Fed. Marine Proj., Ser. 1984, 0.29%, VRDN, (Insd. by FHLMC)	4,200,000	4,200,000
Cleveland-Cuyahoga Cnty., OH Port Auth. RB, Euclid Ave. Hsg. Corp. Proj., 0.26%, VRDN, (LOC: US Bank, NA)	3,000,000	3,000,000
Port Tacoma, WA RB, ROC-RR-II-R 12056, 0.35%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	9,900,000	9,900,000

		17,100,000

PUBLIC FACILITIES 0.2%
Breckinridge Cnty., KY Lease Program RB, Assn. Cntys. Leasing Trust, Ser. 1999, 0.27%, VRDN, (LOC: US Bank, NA)	11,460,000	11,460,000
Stafford Cnty., VA EDRB, Ser. 2635, 0.34%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,665,000	1,665,000

		13,125,000

RESOURCE RECOVERY 0.5%
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disp. RB, Deer Park Refining Proj.:
0.33%, VRDN, (Gtd. by Deer Park Refining)	2,500,000	2,500,000
Ser. A, 0.26%, VRDN, (Gtd. by Deer Park Refining)	2,400,000	2,400,000
Port Arthur, TX Env. Facs. RB, Motiva Enterprises Proj., Ser. A, 0.28%, VRDN, (Gtd. by Motiva Enterprises, LLC)	21,800,000	21,800,000

		26,700,000

SOLID WASTE 2.9%
Gulf Coast of Texas Waste Disp. RB, Amoco Oil Proj., 0.29%, VRDN, (Gtd. by BP plc)	20,000,000	20,000,000
New York Env. Facs. RB, Waste Mgmt., Inc. Proj., Ser. 2002-B, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	24,270,000	24,270,000
Ohio Solid Waste RB, BP Exploration & Oil Proj., 0.30%, VRDN, (LOC: Bank of New York Mellon Corp.)	375,000	375,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
0.41%, VRDN, (Gtd. by Flint Hills Resources)	11,000,000	11,000,000
Ser. 2002-A, 0.34%, VRDN, (Gtd. by Flint Hills Resources)	48,500,000	48,500,000
Ser. 2006, 0.41%, VRDN, (Gtd. by Flint Hills Resources)	10,500,000	10,500,000
Ser. 2007, 0.41%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 0.41%, VRDN, (Gtd. by Flint Hills Resources)	10,500,000	10,500,000
Ser. B, 0.32%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Wayne Cnty., GA Dev. Auth. Solid Waste Disposal RB, Rayonier Proj., 0.35%, VRDN, (LOC: Bank of America Corp.)	15,000,000	15,000,000

		159,345,000

11

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 4.1%
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 0.29%, VRDN, (LOC: U.S. Bancorp)	$2,980,000	$2,980,000
District of Columbia Ballpark RB, Ser. B, 0.30%, VRDN, (LOC: Bank of America Corp.)	6,750,000	6,750,000
District of Columbia Income Tax RB, Ser. C, 0.31%, VRDN	10,000,000	10,000,000
Florida Dept. of Environmental Protection RB:
Florida Forever Proj., Ser. A, 2.00%, 07/01/2010	3,900,000	3,905,250
Ser. C, 2.00%, 07/01/2010	7,145,000	7,154,618
Louisiana Gas & Fuels RB, ROC RR-II-R 661, 0.30%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	17,845,000	17,845,000
Miami-Dade Cnty., FL RB, Ser. DBE-538, 0.31%, VRDN, (SPA: Deutsche Bank AG)	2,215,000	2,215,000
New York Personal Income Tax RB, Urban Dev. Corp. Proj., Ser. 3470, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
New York RB, Dorm. Auth. Personal Income Tax Ed. Proj., Ser. 3471, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,525,000	4,525,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj., Ser. 3-C, 0.35%, VRDN, (SPA: Dexia SA)	11,015,000	11,015,000
Puerto Rico Sales Tax Fin. Corp. RB:
PFOTER, Ser. 267, 0.58%, VRDN, (SPA: Dexia SA)	14,202,000	14,202,000
ROC RR-II-R 11851, 0.33%, VRDN, (Insd. by BHAC & Liq.: CitiBank, NA)	7,500,000	7,500,000
Puerto Rico Sales Tax Fin. Corp. RRB:
Ser. 3033, 0.39%, VRDN, (Liq.: Morgan Stanley)	23,330,000	23,330,000
Ser. 3036, 0.39%, VRDN, (Liq.: Morgan Stanley)	91,930,000	91,930,000
South Carolina Trans. Infrastructure RB, Ser. 1283, 0.37%, VRDN, (Insd. by AMBAC)	8,675,000	8,675,000
Utah Trans. Auth. Sales Tax RB, Ser. B, 0.27%, VRDN, (LOC: Fortis Bank)	8,300,000	8,300,000

		223,326,868

TRANSPORTATION 1.5%
Massachusetts Dept. of Trans. Metro Hwy Sys. RB, Contract Assistance, Ser. A-5, 0.25%, VRDN, (SPA: Barclays Bank plc)	15,000,000	15,000,000
New Jersey TTFA RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.29%, VRDN, (Gtd. by State Street Corp.)	2,425,000	2,425,000
Ser. 038, 0.29%, VRDN, (Insd. by AMBAC & Liq.: & LOC: Wells Fargo & Co.) °°	250,000	250,000
New Jersey Turnpike Auth. RB, Dexia Credit Local Trust, Ser. 2008-057, 0.47%, VRDN, (Insd. by FSA & SPA: Dexia SA)	29,165,000	29,165,000
Oklahoma Turnpike Auth. RB, Ser. 2006F, 0.28%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,150,000	5,150,000
Puerto Rico Hwy. & Trans. Auth. RB, Ser. DCL-007, 0.39%, VRDN, (Insd. by FSA & SPA: Dexia SA)	5,400,000	5,400,000
Southeastern Pennsylvania Trans. Auth. RB, 0.24%, VRDN, (LOC: PNC Bank Corp.)	4,600,000	4,600,000
Triborough Bridge & Tunnel Auth. RB, Ser. A, 0.30%, VRDN, (LOC: US Bank, NA)	20,350,000	20,350,000

		82,340,000

UTILITY 2.6%
Appling Cnty., GA Dev. Auth. PCRB, Georgia Power Hatch Plant Proj., Ser. 2, 0.28%, VRDN, (Gtd. by Georgia Power Co.)	16,300,000	16,300,000
Brownsville, TX Util. Sys. RB, Ser. DBE-533, 0.31%, VRDN, (SPA: Deutsche Bank AG)	3,525,000	3,525,000
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 0.26%, VRDN, (LOC: JPMorgan Chase & Co.)	150,000	150,000
Colorado Springs, CO Util. Sys. RB, ROC RR-II-R 457, 0.30%, VRDN, (LOC: CitiBank, NA)	7,465,000	7,465,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.27%, VRDN, (SPA: Royal Bank of Canada)	12,155,000	12,155,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 0.54%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	7,355,000	7,355,000
Mesa, AZ Util. Sys. RB, ROC RR-II-R 11032, 0.30%, VRDN, (Insd. by FSA & LOC: CitiBank, NA)	15,600,000	15,600,000
Municipal Energy Acquisition Corp. RB, PFOTER, Tennessee Gas Proj., Ser. 1578, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	15,130,000	15,130,000
Orlando, FL Util. Sys. RB, Ser. D, 2.50%, 05/01/2011	10,000,000	10,184,879
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.30%, VRDN, (SPA: Societe Generale SA)	45,350,000	45,350,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.37%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	9,015,000	9,015,000

		142,229,879

12

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 5.7%
Atlanta, GA Water & Wastewater RB, Ser. 2008-05, 0.44%, VRDN, (Insd. by FSA & SPA: Dexia SA)	$25,280,000	$25,280,000
Baltimore, MD MSTR RB, Ser. 152, 0.33%, VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
Buffalo, NY Muni. Water Fin. Auth. RB, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,925,000	2,925,000
California Dept. of Water Resources & Power Supply RB, Ser. C-11, 0.25%, VRDN, (LOC: KBC Bank NV)	12,400,000	12,400,000
Chicago, IL Water RB:
Eclipse Funding Trust, Ser. 2006-0106, 0.29%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	33,945,000	33,945,000
Subser. 04, 0.26%, VRDN, (Liq.: State Street Corp.)	3,205,000	3,205,000
Clay Cnty., FL RB, Drivers Trust, Ser. 3439, 0.39%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2007-23, 0.34%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	16,460,000	16,460,000
Indianapolis, IN Pub. Impt. RB, Waterworks Proj., ROC RR-II-R 11779, 0.31%, VRDN, (Liq.: CitiBank, NA)	24,825,000	24,825,000
Kentucky Rural Water Fin. Corp. RB, Ser. D, 1.25%, 02/01/2011	6,035,000	6,055,075
King Cnty., WA Sewer RB, Ser. 3090, 0.29%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	16,690,000	16,690,000
Louisville & Jefferson Cnty., KY Metro. Sewer Dist. Sewer & Drain Sys. RB, Ser. A, 1.25%, 05/26/2011	63,340,000	63,723,760
Metropolitan Water Dist. of Southern California RB:
Ser. B-3, 0.24%, VRDN, (SPA: BNP Paribas SA)	20,700,000	20,700,000
Ser. C-2, 0.26%, VRDN, (SPA: Lloyds TSB Bank plc)	4,800,000	4,800,000
New York, NY Muni. Water & Sewer Fin. Auth. RB:
Fiscal Year 2009, Ser. 3484, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,820,000	9,820,000
Ser. B-2, 0.28%, VRDN, (SPA: Lloyds TSB Bank plc)	3,345,000	3,345,000
Ser. F1B, 0.23%, VRDN, (LOC: US Bank, NA)	10,000,000	10,000,000
New York, NY Muni. Water & Sewer Fin. Auth. RRB, Fiscal Year 2002, Ser. 3092, 0.29%, VRDN, (LOC: JPMorgan Chase & Co.)	7,655,000	7,655,000
New York, NY RB, Drivers Trust:
Ser. 3465, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,995,000	5,995,000
Ser. 3477, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,000,000	4,000,000
Ser. 3482, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,250,000	7,250,000
North Dakota Rural Water Fin. Corp. RB, Pub. Proj. Construction Notes, Ser. A-3, 1.50%, 10/01/2010, (LOC: Regions Bank)	12,500,000	12,524,866
Sevier Cnty., TN Pub. Bldg. Auth. RB, Pub. Impt. Proj., Ser. B-1, 0.29%, VRDN, (LOC: Branch Bank & Trust Co.)	4,870,000	4,870,000

		310,168,701

Total Municipal Obligations (cost $5,336,069,806)		5,336,069,806

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class IS, 0.21% q (cost $500,000)	500,000	500,000

Total Investments (cost $5,428,419,806) 99.6%		5,428,419,806
Other Assets and Liabilities 0.4%		19,231,476

Net Assets 100.0%		$5,447,651,282

°°	Credit enhancement is provided by a non-controlled affiliate.
q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

13

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Incorporated
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TRAN	Tax Revenue Anticipation Note
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of May 31, 2010:

Texas	11.2%
New York	9.3%
California	7.1%
Ohio	5.9%
Illinois	5.8%
Michigan	4.7%
Wisconsin	4.7%
Florida	3.7%
Indiana	3.7%
Delaware	3.6%
Massachusetts	2.3%
Puerto Rico	2.0%
Georgia	1.9%
Alaska	1.8%
New Hampshire	1.7%
Pennsylvania	1.6%
North Carolina	1.6%
Oregon	1.6%
Maryland	1.5%
Kentucky	1.3%
Wyoming	1.3%
Arizona	1.3%
Tennessee	1.2%
New Jersey	1.2%
District of Columbia	1.2%
Mississippi	1.1%
Virginia	1.0%
Washington	0.9%
Louisiana	0.9%
South Dakota	0.9%
New Mexico	0.8%
Alabama	0.8%
Minnesota	0.6%
Colorado	0.5%
South Carolina	0.4%
Nebraska	0.4%
Missouri	0.4%
North Dakota	0.4%
Iowa	0.4%
Hawaii	0.4%
Connecticut	0.3%
Kansas	0.3%
Rhode Island	0.3%
Idaho	0.1%
Non-state specific	5.9%

100.0%

On May 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

14

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2010 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Bills:
0.17%, 06/17/2010-06/24/2010 ß	$164,000,000	$163,984,502
0.20%, 08/26/2010 ß	25,000,000	24,988,354
0.45%, 06/17/2010 ß	105,000,000	104,979,467

Total U.S. Treasury Obligations (cost $293,952,323)		293,952,323

REPURCHASE AGREEMENTS ^^ 93.2%
Barclays Capital, Inc.:
0.19%, dated 5/28/2010, maturing 6/01/2010, maturity value $611,012,899 (1)	611,000,000	611,000,000
Avg. rate of 0.20%, dated 5/26/2010, maturing 6/02/2010, maturity value $90,003,500 (2) *	90,000,000	90,000,000
BNP Paribas SA, 0.20%, dated 5/28/2010, maturing 6/01/2010, maturity value $631,814,040 (3)	631,800,000	631,800,000
Credit Suisse First Boston Corp.:
0.19%, dated 5/28/2010, maturing 6/01/2010, maturity value $349,007,368 (4)	349,000,000	349,000,000
Avg. rate of 0.20%, dated 5/26/2010, maturing 6/02/2010, maturity value $90,003,500 (5) *	90,000,000	90,000,000
Deutsche Bank AG, 0.19%, dated 5/28/2010, maturing 6/01/2010, maturity value $524,011,062 (6)	524,000,000	524,000,000
HSBC, Inc., 0.19%, dated 5/28/2010, maturing 6/01/2010, maturity value $454,009,584 (7)	454,000,000	454,000,000
JPMorgan Chase & Co.:
0.19%, dated 5/28/2010, maturing 6/01/2010, maturity value $349,007,368 (8)	349,000,000	349,000,000
Avg. rate of 0.18%, dated 5/25/2010, maturing 6/01/2010, maturity value $180,006,300 (9) *	180,000,000	180,000,000
RBS Securities, Inc., 0.20%, dated 5/28/2010, maturing 6/01/2010, maturity value $611,013,578 (10)	611,000,000	611,000,000
UBS AG, 0.19%, dated 5/28/2010, maturing 6/01/2010, maturity value $141,002,977 (11)	141,000,000	141,000,000

Total Repurchase Agreements (cost $4,030,800,000)		4,030,800,000

Total Investments (cost $4,324,752,323) 100.0%		4,324,752,323
Other Assets and Liabilities 0.0%		96,244

Net Assets 100.0%		$4,324,848,567

ß	Zero coupon security. Rate represents the yield to maturity.
^^	Collateralized by:
(1) U.S. government securities, 0.875% to 7.875%, 2/29/2012 to 8/15/2025, market value including accrued interest is $623,220,045.
(2) U.S. government security, 3.375%, 11/15/2019, market value including accrued interest is $91,800,016.
(3) U.S. government securities, 0.75% to 4.25%, 4/30/2011 to 8/15/2019, market value including accrued interest is $644,436,018.
(4) U.S. government securities, 1.375% to 8.125%, 2/15/2013 to 8/15/2019, market value including accrued interest is $357,412,709.
(5) U.S. government securities, 1.375% to 8.125%, 2/15/2013 to 8/15/2019, market value including accrued interest is $92,169,467.
(6) U.S. government securities, 0.00% to 4.75%, 7/22/2010 to 5/15/2018, market value including accrued interest is $534,480,002.
(7) U.S. government securities, 0.00% to 8.875%, 7/15/2010 to 2/15/2037, market value including accrued interest is $463,082,050.
(8) U.S. government securities, 1.00% to 4.375%, 8/31/2011 to 11/15/2039, market value including accrued interest is $355,981,037.
(9) U.S. government securities, 1.00% to 4.375%, 8/31/2011 to 11/15/2039, market value including accrued interest is $183,600,535.
(10) U.S. government securities, 0.625% to 3.875%, 1/15/2012 to 2/15/2040, market value including accrued interest is $623,223,411.
(11) U.S. government securities, 0.00%, 7/22/2010 to 4/7/2011, market value is $143,820,769.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

On May 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

1

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

2

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 9.1%
Asset-Backed 9.1%
Straight A Funding, LLC:
0.25%, 07/08/2010 (Insd. by FFB) ß	$50,036,000	$50,023,143
0.25%, 07/09/2010 (Insd. by FFB) ß	1,700,000	1,699,551
0.26%, 07/15/2010 (Insd. by FFB) ß	20,000,000	19,993,644
0.26%, 07/19/2010 (Insd. by FFB) ß	11,750,000	11,745,927
0.26%, 07/20/2010 (Insd. by FFB) ß	5,000,000	4,998,231
0.27%, 07/02/2010 (Insd. by FFB) ß	3,500,000	3,499,247
0.27%, 07/22/2010 (Insd. by FFB) ß	50,000,000	49,980,875

Total Commercial Paper (cost $141,940,618)		141,940,618

CORPORATE BONDS 0.8%
FINANCIALS 0.8%
Diversified Financial Services 0.8%
General Electric Capital Corp. FRN, 0.88%, 06/09/2010 (cost $12,547,411)	12,500,000	12,547,411

U.S. GOVERNMENT & AGENCY OBLIGATIONS 43.4%
FFCB:
0.11%, 11/23/2010-11/30/2010 ß	4,500,000	4,493,560
0.12%, 06/25/2010 ß	16,750,000	16,749,258
FRN:
0.17%, 08/05/2010	100,000,000	100,000,000
0.26%, 06/28/2010	15,275,000	15,272,447
FHLB:
0.19%, 07/21/2010 ß	17,000,000	16,995,585
0.27%, 10/29/2010 ß	18,000,000	17,997,418
0.28%, 11/08/2010 ß	17,000,000	16,996,471
0.55%, 07/29/2010 ß	10,600,000	10,605,849
0.60%, 07/26/2010 ß	17,000,000	17,010,190
3.50%, 07/16/2010 ß	20,000,000	20,081,237
4.52%, 08/10/2010 ß	3,500,000	3,528,568
5.125%, 09/10/2010 ß	8,750,000	8,866,526
FRN:
0.22%, 06/02/2010	1,600,000	1,600,000
0.25%, 06/12/2010	20,000,000	19,990,332
0.29%, 06/15/2010	10,000,000	9,994,767
4.375%, 09/17/2010	15,350,000	15,534,929
FHLMC:
0.18%, 06/23/2010 ß	17,000,000	16,998,182
0.19%, 07/12/2010 ß	5,000,000	4,999,949
0.21%, 08/09/2010-08/11/2010 ß	48,750,000	48,730,417
0.27%, 09/27/2010 ß	1,850,000	1,848,363
0.28%, 10/18/2010 ß	17,000,000	16,981,621
0.29%, 10/26/2010 ß	16,000,000	15,981,380
0.30%, 10/04/2010 ß	37,500,000	37,460,347
2.875%, 06/28/2010 ß	15,850,000	15,881,973
FNMA:
0.16%, 06/02/2010-06/14/2010 ß	63,700,000	63,698,553
0.19%, 07/14/2010 ß	20,000,000	19,995,581
0.21%, 08/04/2010 ß	42,500,000	42,484,200
0.27%, 09/08/2010-09/22/2010 ß	26,500,000	26,479,148
0.29%, 09/23/2010-10/06/2010 ß	6,750,000	6,744,252
0.30%, 10/25/2010 ß	25,000,000	24,969,583
1.50%, 09/16/2010 ß	5,000,000	5,017,822
3.00%, 07/12/2010 ß	5,000,000	5,015,652
7.125%, 06/15/2010 ß	15,410,000	15,450,362
FRN, 0.26%, 06/11/2010	15,000,000	14,990,977

Total U.S. Government & Agency Obligations (cost $679,445,499)		679,445,499

1

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

REPURCHASE AGREEMENTS ^^ 46.6%
Bank of America, 0.18%, dated 5/28/2010, maturing 6/01/2010, maturity value $50,001,000 (1)	$50,000,000	$50,000,000
Bank of America, 0.20%, dated 5/28/2010, maturing 6/01/2010, maturity value $27,000,600 (2)	27,000,000	27,000,000
Barclays Capital, Inc., 0.20%, dated 5/28/2010, maturing 6/01/2010, maturity value $34,000,756 (3)	34,000,000	34,000,000
Barclays Capital, Inc., 0.22%, dated 5/28/2010, maturing 6/01/2010, maturity value $55,001,344 (4)	55,000,000	55,000,000
BNP Paribas SA, 0.20%, dated 5/28/2010, maturing 6/01/2010, maturity value $116,293,584 (5)	116,291,000	116,291,000
BNP Paribas SA, 0.21%, dated 5/28/2010, maturing 6/01/2010, maturity value $32,000,747 (6)	32,000,000	32,000,000
CitiBank NA, 0.21%, dated 5/28/2010, maturing 6/01/2010, maturity value $20,000,467 (7)	20,000,000	20,000,000
Credit Suisse Corp., 0.21%, dated 5/28/2010, maturing 6/01/2010, maturity value $18,000,420 (8)	18,000,000	18,000,000
Credit Suisse Corp., 0.22%, dated 5/28/2010, maturing 6/01/2010, maturity value $55,001,344 (9)	55,000,000	55,000,000
Deutsche Bank AG, 0.19%, dated 5/28/2010, maturing 6/01/2010, maturity value $100,002,111 (10)	100,000,000	100,000,000
Deutsche Bank AG, 0.20%, dated 5/28/2010, maturing 6/01/2010, maturity value $94,902,109 (11)	94,900,000	94,900,000
Goldman Sachs & Co., 0.20%, dated 5/28/2010, maturing 6/01/2010, maturity value $25,000,556 (12)	25,000,000	25,000,000
HSBC, Inc., 0.20%, dated 5/28/2010, maturing 6/01/2010, maturity value $18,000,400 (13)	18,000,000	18,000,000
JPMorgan Chase & Co., 0.21%, dated 5/28/2010, maturing 6/01/2010, maturity value $19,000,443 (14)	19,000,000	19,000,000
Morgan Stanley & Co., 0.17%, dated 5/28/2010, maturing 6/01/2010, maturity value $50,000,944 (15)	50,000,000	50,000,000
RBS Securities, Inc., 0.21%, dated 5/28/2010, maturing 6/01/2010, maturity value $14,032,667 (16)	14,000,000	14,000,000

Total Repurchase Agreements (cost $728,191,000)		728,191,000

Total Investments (cost $1,562,124,528) 99.9%		1,562,124,528
Other Assets and Liabilities 0.1%		1,566,386

Net Assets 100.0%		$1,563,690,914

ß	Zero coupon security. Rate shown represents the yield to maturity.
^^	Collateralized by:
	(1)	U.S. government securities, 2.50% to 3.00%, 3/31/2015 to 8/31/2016, market value including accrued interest is $51,000,020.
	(2)	U.S. government security, 5.50%, 6/1/2038, market value including accrued interest is $27,810,000.
	(3)	U.S. government securities, 0.00% to 7.00%, 6/25/2010 to 3/20/2059, market value including accrued interest is $34,512,823.
	(4)	U.S. government securities, 2.44% to 9.00%, 2/1/2014 to 4/1/2050, market value including accrued interest is $56,650,000.
	(5)	U.S. government securities, 0.75% to 4.25%, 4/30/2011 to 8/15/2019, market value including accrued interest is $118,616,823.
	(6)	U.S. government securities, 0.00% to 6.50%, 8/1/2021 to 5/1/2040, market value including accrued interest is $32,960,000.
	(7)	U.S. government securities, 4.00% to 7.20%, 10/1/2013 to 10/1/2048, market value including accrued interest is $20,600,000.
	(8)	U.S. government securities, 4.00% to 6.50%, 1/1/2017 to 6/1/2040, market value including accrued interest is $18,540,088.
	(9)	U.S. government securities, 4.00% to 6.50%, 1/1/2017 to 6/1/2040, market value including accrued interest is $56,650,268.
	(10)	U.S. government securities, 0.00% to 4.75%, 7/22/2010 to 5/15/2018, market value including accrued interest is $102,000,000.
	(11)	U.S. government securities, 3.50% to 7.68%, 4/1/2013 to 6/1/2040, market value including accrued interest is $97,747,000.
	(12)	U.S. government securities, 4.00% to 7.00%, 9/20/2033 to 5/20/2040, market value including accrued interest is $25,750,000.
	(13)	U.S. government securities, 4.00% to 7.00%, 12/1/2013 to 5/1/2040, market value including accrued interest is $18,540,109.
	(14)	U.S. government securities, 4.00% to 11.50%, 4/15/2013 to 12/15/2050, market value including accrued interest is $19,570,098.
	(15)	U.S. government securities, 2.00% to 2.375%, 1/15/2026 to 1/15/2027, market value including accrued interest is $51,000,015.
	(16)	U.S. government securities, 0.00% to 2.50%, 4/27/2011 to 5/1/2040, market value including accrued interest is $14,360,071.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FFB	Federal Financing Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

2

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)

On May 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Investment transactions

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

3

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2010 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 7.4%
Barclays Bank plc, FRN, 0.59%, 06/21/2010	$45,000,000	$45,000,000
Calyon, 0.25%, 06/02/2010	24,000,000	24,000,000
Dexia Credit Local SA, 1.02%, 08/13/2010	65,000,000	65,002,610
Natixis, 0.65%, 08/04/2010	4,000,000	4,000,000
Societe Generale SA, 0.44%, 06/25/2010	14,000,000	14,000,000
Unicredit Bank AG, 0.34%, 07/12/2010	18,000,000	17,999,282
Westpac Banking Corp., FRN, 0.26%, 06/17/2010	35,000,000	35,000,381

Total Certificates of Deposit (cost $205,002,273)		205,002,273

COMMERCIAL PAPER 43.3%
Airport 0.4%
Los Angeles Department of Airports, Ser. C, 0.31%, 07/01/2010 ß	10,000,000	9,997,333
San Jose International Airport, 0.29%, 06/02/2010	2,500,000	2,500,000

		12,497,333

Asset-Backed 32.6%
Amstel Funding Corp.:
0.43%, 06/07/2010 ß	8,000,000	7,999,333
0.45%, 06/10/2010 ß	9,000,000	8,998,875
0.46%, 06/01/2010 ß	10,000,000	10,000,000
Amsterdam Funding Corp.:
0.27%, 07/08/2010 ß	1,000,000	999,712
0.27%, 07/14/2010 ß	3,000,000	2,998,997
0.29%, 07/12/2010 ß	2,000,000	1,999,317
0.29%, 07/19/2010 ß	2,000,000	1,999,200
0.30%, 07/21/2010 ß	13,000,000	12,994,403
0.31%, 07/27/2010 ß	3,000,000	2,998,507
0.46%, 07/29/2010 ß	1,200,000	1,199,091
Antalis U.S. Funding Corp.:
0.27%, 07/13/2010 ß	500,000	499,837
0.41%, 06/28/2010 ß	1,000,000	999,685
Arabella Finance, Ltd., 0.44%, 06/15/2010 ß	1,000,000	999,817
Argento Variable Funding Co., LLC:
0.30%, 06/28/2010 ß	5,000,000	4,998,837
0.33%, 07/27/2010 ß	16,000,000	15,991,538
Atlantic Asset Securitization Corp., 0.28%, 07/09/2010 ß	1,500,000	1,499,541
Autobahn Funding Co., LLC:
0.27%, 06/28/2010 ß	9,000,000	8,998,110
0.27%, 07/08/2010 ß	1,000,000	999,712
0.28%, 06/16/2010 ß	1,000,000	999,875
Beethoven Funding Corp., 0.28%, 06/03/2010 ß	6,000,000	5,999,860
Belmont Funding, LLC, 0.23%, 06/02/2010 ß	5,000,000	4,999,935
BNZ International Funding, Ltd., 0.27%, 06/04/2010	60,000,000	59,998,675
CAFCO, LLC:
0.24%, 06/17/2010 ß	2,000,000	1,999,769
0.28%, 07/06/2010 ß	1,500,000	1,499,577
0.37%, 08/05/2010 ß	3,000,000	2,997,942
Cancara Asset Securitization, LLC:
0.23%, 06/10/2010 ß	2,000,000	1,999,875
0.26%, 07/08/2010 ß	6,000,000	5,998,335
0.27%, 06/01/2010 ß	1,500,000	1,500,000
0.33%, 07/30/2010 ß	800,000	799,554
Chariot Funding, LLC:
0.23%, 06/15/2010 ß	4,000,000	3,999,611
0.24%, 06/21/2010 ß	3,000,000	2,999,583
0.39%, 07/15/2010 ß	3,000,000	2,998,533

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Charta Corp.:
0.27%, 06/25/2010 ß	$3,000,000	$2,999,440
0.27%, 07/06/2010 ß	1,500,000	1,499,592
0.29%, 07/07/2010 ß	10,000,000	9,997,000
0.35%, 07/28/2010 ß	3,250,000	3,248,147
0.37%, 08/05/2010 ß	3,000,000	2,997,942
Ciesco, LLC, 0.37%, 08/05/2010 ß	3,000,000	2,997,942
CitiBank Credit Card Issuance Trust:
0.27%, 07/06/2010 ß	21,000,000	20,994,283
0.28%, 07/07/2010 ß	8,000,000	7,997,680
0.31%, 07/23/2010 ß	6,000,000	5,997,227
0.34%, 07/09/2010 ß	2,000,000	1,999,261
Clipper Receivables Co., 0.29%, 07/22/2010 ß	8,000,000	7,996,600
Concord Minutemen Capital Co., LLC:
0.27%, 06/03/2010 ß	9,000,000	8,999,800
0.40%, 06/09/2010 ß	1,000,000	999,900
0.44%, 06/16/2010 ß	4,000,000	3,999,217
0.44%, 07/28/2010 ß	11,000,000	10,992,162
0.45%, 06/23/2010 ß	8,000,000	7,997,678
CRC Funding, LLC:
0.13%, 06/02/2010 ß	1,000,000	999,993
0.28%, 07/06/2010 ß	1,500,000	1,499,577
0.28%, 07/09/2010 ß	3,000,000	2,999,082
0.31%, 07/20/2010 ß	5,000,000	4,997,822
0.31%, 07/21/2010 ß	5,000,000	4,997,778
Crown Point Capital Co.:
0.26%, 06/03/2010 ß	2,000,000	1,999,956
0.39%, 06/07/2010 ß	2,000,000	1,999,850
0.39%, 06/08/2010 ß	3,000,000	2,999,738
0.41%, 06/10/2010 ß	2,000,000	1,999,775
0.44%, 06/16/2010 ß	2,000,000	1,999,608
0.44%, 07/09/2010 ß	11,000,000	10,994,775
0.44%, 07/22/2010 ß	10,000,000	9,993,625
0.44%, 07/28/2010 ß	8,000,000	7,994,300
0.45%, 06/21/2010 ß	5,000,000	4,998,694
0.46%, 06/24/2010 ß	7,000,000	6,997,876
Ebbets Funding, LLC:
0.47%, 06/17/2010 ß	4,000,000	3,999,111
0.49%, 06/18/2010 ß	8,000,000	7,998,036
0.52%, 06/22/2010 ß	4,000,000	3,998,717
Elysian Funding, LLC:
0.50%, 06/21/2010 ß	2,000,000	1,999,422
0.52%, 06/22/2010 ß	3,000,000	2,999,038
Erasmus Capital Corp.:
0.16%, 06/02/2010 ß	2,000,000	1,999,982
0.28%, 06/08/2010 ß	10,750,000	10,749,337
Fairway Finance Corp., 0.25%, 07/07/2010 ß	250,000	249,935
Falcon Asset Securitization Co., LLC:
0.23%, 06/15/2010 ß	2,000,000	1,999,806
0.24%, 06/21/2010 ß	4,000,000	3,999,444
0.24%, 06/23/2010 ß	2,000,000	1,999,694
0.39%, 07/15/2010 ß	3,000,000	2,998,533
Gotham Funding Corp.:
0.22%, 06/04/2010 ß	2,000,000	1,999,952
0.27%, 06/01/2010 ß	2,000,000	2,000,000

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Govco, LLC:
0.28%, 07/09/2010 ß	$4,000,000	$3,998,776
0.31%, 07/21/2010 ß	4,000,000	3,998,222
Grampian Funding, LLC:
0.31%, 06/09/2010 ß	31,000,000	30,997,589
0.31%, 07/16/2010 ß	7,000,000	6,997,200
Intesa Funding, LLC, 0.23%, 06/18/2010 ß	9,000,000	8,998,980
Jupiter Securitization Co., LLC, 0.39%, 07/13/2010 ß	3,000,000	2,998,600
Legacy Capital Corp.:
0.44%, 06/16/2010 ß	1,000,000	999,804
0.44%, 07/23/2010 ß	13,000,000	12,991,550
0.44%, 07/28/2010 ß	8,000,000	7,994,300
0.45%, 06/21/2010 ß	1,000,000	999,739
Lexington Parker Capital Co., LLC:
0.34%, 06/04/2010 ß	4,000,000	3,999,850
0.39%, 06/08/2010 ß	2,000,000	1,999,825
0.44%, 07/06/2010 ß	15,000,000	14,993,437
0.44%, 07/20/2010 ß	6,000,000	5,996,325
0.44%, 07/22/2010 ß	3,000,000	2,998,088
0.44%, 07/28/2010 ß	25,000,000	24,982,187
LMA SA:
0.31%, 07/23/2010 ß	15,000,000	14,993,067
0.35%, 06/14/2010 ß	3,000,000	2,999,588
Mont Blanc Capital Corp., 0.23%, 06/09/2010 ß	6,000,000	5,999,653
Nieuw Amsterdam Receivables Co.:
0.13%, 06/02/2010 ß	1,500,000	1,499,989
0.27%, 06/09/2010 ß	4,000,000	3,999,733
0.30%, 06/01/2010 ß	7,000,000	7,000,000
Old Line Funding, LLC:
0.25%, 07/06/2010 ß	250,000	249,937
0.25%, 07/07/2010 ß	250,000	249,935
0.25%, 07/15/2010 ß	8,000,000	7,997,458
Rhein Main Securitization, Ltd.:
0.30%, 06/25/2010 ß	500,000	499,897
0.40%, 06/14/2010 ß	2,000,000	1,999,689
0.40%, 06/17/2010 ß	2,000,000	1,999,618
Rheingold Securitisation, Ltd.:
0.30%, 06/22/2010 ß	8,500,000	8,498,463
0.30%, 06/30/2010 ß	250,000	249,938
Romulus Funding Corp.:
0.18%, 06/02/2010 ß	1,000,000	999,990
0.23%, 06/04/2010 ß	1,000,000	999,975
0.28%, 06/09/2010 ß	4,000,000	3,999,724
0.30%, 06/01/2010 ß	1,000,000	1,000,000
0.48%, 06/22/2010 ß	2,000,000	1,999,417
0.48%, 06/25/2010 ß	1,000,000	999,667
Royal Park Investments Funding Corp.:
0.21%, 06/23/2010 ß	1,000,000	999,847
0.24%, 06/23/2010 ß	12,000,000	11,998,167
0.22%, 07/06/2010 ß	2,000,000	1,999,514
0.25%, 07/08/2010 ß	8,000,000	7,997,903
0.29%, 07/16/2010 ß	3,000,000	2,998,875
Salisbury Receivables Co.:
0.20%, 06/04/2010 ß	2,250,000	2,249,949
0.23%, 06/11/2010 ß	20,000,000	19,998,611
0.27%, 06/01/2010 ß	2,000,000	2,000,000

3

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Scaldis Capital, LLC:
0.14%, 06/02/2010 ß	$9,000,000	$8,999,930
0.30%, 07/16/2010 ß	8,000,000	7,996,900
0.33%, 06/09/2010 ß	2,000,000	1,999,836
0.34%, 06/11/2010 ß	9,000,000	8,999,062
0.39%, 06/17/2010 ß	4,000,000	3,999,271
Sheffield Receivables Corp.:
0.14%, 06/03/2010 ß	2,000,000	1,999,977
0.27%, 07/08/2010 ß	3,000,000	2,999,137
0.27%, 07/09/2010 ß	2,000,000	1,999,409
Societe de Prise de Participation de l’Etat, 0.26%, 06/07/2010 ß	6,000,000	5,999,700
Solitaire Funding, LLC, 0.30%, 07/22/2010 ß	34,000,000	33,985,068
Starbird Funding Corp.:
0.30%, 07/23/2010 ß	6,000,000	5,997,313
0.31%, 07/22/2010 ß	26,000,000	25,988,213
Surrey Funding Corp.:
0.22%, 06/04/2010 ß	1,000,000	999,976
0.24%, 06/17/2010 ß	2,000,000	1,999,769
0.25%, 06/07/2010 ß	1,500,000	1,499,928
0.25%, 06/21/2010 ß	2,000,000	1,999,711
0.30%, 07/23/2010 ß	2,000,000	1,999,104
0.34%, 07/28/2010 ß	1,000,000	999,446
Tasman Funding, Inc.:
0.27%, 06/15/2010 ß	4,000,000	3,999,549
0.27%, 06/17/2010 ß	14,000,000	13,998,196
0.34%, 07/27/2010 ß	14,000,000	13,992,378
Thames Asset Global Securitization, Inc.:
0.21%, 06/07/2010 ß	10,000,000	9,999,583
0.26%, 06/18/2010 ß	7,000,000	6,999,107
0.27%, 06/24/2010 ß	1,000,000	999,821
0.28%, 07/08/2010 ß	2,430,000	2,429,276
0.28%, 07/12/2010 ß	700,000	699,769
0.29%, 07/15/2010 ß	2,700,000	2,699,010
0.30%, 07/19/2010 ß	5,000,000	4,997,933
Thunder Bay Funding, LLC:
0.23%, 06/15/2010 ß	16,000,000	15,998,444
0.25%, 06/22/2010 ß	1,600,000	1,599,757
0.25%, 07/07/2010 ß	250,000	249,935
0.26%, 07/12/2010 ß	1,500,000	1,499,539
Ticonderoga Funding, LLC:
0.26%, 06/22/2010 ß	2,200,000	2,199,654
0.26%, 06/25/2010 ß	1,600,000	1,599,712
0.27%, 07/06/2010 ß	8,000,000	7,997,822
0.32%, 07/28/2010 ß	5,000,000	4,997,387
Versailles CDS, LLC:
0.28%, 06/18/2010 ß	4,000,000	3,999,433
0.37%, 06/14/2010 ß	4,000,000	3,999,422
Victory Receivables Corp.:
0.22%, 06/04/2010 ß	4,000,000	3,999,903
0.28%, 06/01/2010 ß	9,000,000	9,000,000
Windmill Funding Corp.:
0.27%, 07/07/2010 ß	3,000,000	2,999,160
0.44%, 07/23/2010 ß	7,000,000	6,995,450
0.46%, 07/29/2010 ß	1,200,000	1,199,091

		908,177,120

4

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Commercial Banks 6.3%
Anglo Irish Bank Corp. plc, 0.55%, 06/01/2010 ß	$8,000,000	$8,000,000
ASB Finance, Ltd., 0.42%, 06/25/2010	28,000,000	28,000,000
Banco Bilbao Vicaya, 0.29%, 06/22/2010 ß	14,000,000	13,997,550
Bank of Montreal, 0.28%, 06/07/2010	8,000,000	8,000,000
Banque et Caisse d’Épargne de l’État, 0.26%, 07/06/2010 ß	3,000,000	2,999,212
BPCE, 0.29%, 07/14/2010 ß	22,000,000	21,992,117
Commerzbank U.S. Finance, Inc., 0.34%, 06/25/2010 ß	9,000,000	8,997,900
Danske Bank AS, 0.35%, 06/01/2010	22,000,000	22,000,000
DnB NOR Bank ASA, 0.24%, 06/01/2010	47,000,000	47,000,000
ICICI Bank, Ltd., 0.49%, 08/05/2010 ß	3,000,000	2,997,292
Unicredit Delaware, Inc., 0.39%, 08/05/2010 ß	11,000,000	10,992,055

		174,976,126

Consumer Finance 0.8%
KfW International Finance, Inc., 0.25%, 07/07/2010 ß	14,000,000	13,996,430
Toyota Motor Credit Corp.:
0.34%, 06/29/2010 ß	4,000,000	3,998,911
0.34%, 07/01/2010 ß	4,000,000	3,998,833

		21,994,174

Diversified Financial Services 2.0%
Bank of America Corp.:
0.29%, 07/12/2010 ß	2,250,000	2,249,231
0.32%, 08/18/2010 ß	2,000,000	1,998,614
0.32%, 08/20/2010 ß	8,000,000	7,994,311
0.32%, 08/23/2010 ß	1,000,000	999,262
Dexia Delaware, LLC:
0.30%, 06/04/2010 ß	19,000,000	18,999,367
0.40%, 06/01/2010 ß	10,000,000	10,000,000
Louis Dreyfus Corp.:
0.36%, 06/28/2010 ß	4,000,000	3,998,890
0.36%, 07/02/2010 ß	11,000,000	10,996,495

		57,236,170

Hospital 0.1%
Alachua Cnty., FL Hlth. Facs. Auth., Shands Healthcare Proj.:
Ser. 2008A, 0.34%, 06/03/2010	1,000,000	1,000,000
Ser. 2008B, 0.34%, 06/01/2010	1,000,000	1,000,000

		2,000,000

Housing 0.1%
Acts Retirement-Life Communities, Inc., 0.22%, 06/08/2010 ß	4,000,000	3,999,806

Insurance 0.9%
MetLife, Inc., 0.28%, 06/08/2010 ß	4,000,000	3,999,751
Prudential plc:
0.20%, 06/02/2010 ß	3,000,000	2,999,968
0.26%, 06/03/2010 ß	3,000,000	2,999,935
0.39%, 06/01/2010 ß	7,000,000	7,000,000
0.41%, 06/14/2010 ß	8,000,000	7,998,729

		24,998,383

Lease 0.1%
Oakland-Alameda County Coliseum, 0.34%, 06/01/2010	2,000,000	2,000,000

Total Commercial Paper (cost $1,207,879,112)		1,207,879,112

CORPORATE BONDS 5.8%
Commercial Banks 0.1%
Westpac Banking Corp., 0.44%, 07/19/2010 144A	2,000,000	2,001,965

5

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Consumer Finance 1.0%
American Express Co., FRN, 1.28%, 06/07/2010	$28,000,000	$28,434,837

Diversified Consumer Services 0.4%
AARP, FRN, 0.35%, 06/03/2010	10,000,000	10,000,000

Diversified Financial Services 3.5%
Bank of America Corp., FRN, 1.04%, 06/02/2010	42,000,000	42,503,607
JPMorgan Chase & Co., FRN, 1.04%, 06/02/2010	55,000,000	55,658,885

		98,162,492

Health Care Providers & Services 0.2%
Baptist Hospital, Inc., FRN, 0.27%, 06/02/2010	6,000,000	6,000,000

Insurance 0.5%
Berkshire Hathaway, Inc., FRN, 0.35%, 08/10/2010	14,500,000	14,500,003

Real Estate Management & Development 0.1%
Independence Place Fort Campbell Patriots, LLC, Ser. 2008, FRN, 0.35%, 06/03/2010, (LOC: LaSalle Bank, NA)	3,000,000	3,000,000

Total Corporate Bonds (cost $162,099,297)		162,099,297

MASTER NOTE 1.8%
Bank of America Corp., 0.37%, VRDN (cost $50,000,000)	50,000,000	50,000,000

MUNICIPAL OBLIGATIONS 10.2%
AIRPORT 0.5%
Chicago, IL Midway Airport RRB, Ser. 2010A-2, 0.33%, VRDN, (LOC: JPMorgan Chase & Co.)	2,000,000	2,000,000
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth. Proj., Ser. 2008C-2, 0.27%, VRDN, (Insd. by FSA & SPA: Dexia SA)	2,000,000	2,000,000
San Francisco, CA City & Cnty. Arpt. Commission RRB, Ser. 37-C, 0.30%, VRDN, (SPA: Dexia SA)	11,000,000	11,000,000

		15,000,000

EDUCATION 1.4%
California Edl. Facs. Auth. RRB, St. Mary’s College Proj., 0.28%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Denver, CO Sch. Facs. Leasing Corp. Refunding COP, Sch. Dist. No. 1:
Ser. 2008A, 0.45%, VRDN, (Insd. by FSA)	9,000,000	9,000,000
Ser. 2008B, 0.40%, VRDN, (SPA: Dexia Credit Local)	8,000,000	8,000,000
District of Columbia RB, American Univ. Proj., 0.28%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Massachusetts Hlth. & Edl. Facs. Auth. RB:
Boston Univ. Proj., 0.29%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Childrens Hosp. Proj:
Ser. N-3, 0.27%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Ser. N-4, 0.26%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Tufts Univ. Proj., Ser. N-1, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
New Jersey EDA Sch. Facs. RB, Ser. R-1, 0.24%, VRDN, (LOC: Lloyds TSB Group plc)	1,000,000	1,000,000
North Texas Student Loan RB, Higher Ed. Auth., Inc., Ser. 2000B, 0.34%, VRDN, (LOC: Bank of America Corp. & Lloyds Bank plc)	5,000,000	5,000,000

		39,000,000

GENERAL OBLIGATION – LOCAL 0.2%
Cook Cnty., IL GO, Ser. 2004D-2, 0.34%, VRDN, (SPA: Northern Trust Co.)	1,000,000	1,000,000
New York, NY GO:
Ser. E, 0.25%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Ser. H-1, 0.28%,VRDN, (LOC: Bank of New York Mellon Corp.)	2,000,000	2,000,000
New York, NY Refunding GO, Sub Ser. C-4, 0.25%, VRDN, (LOC: BNP Paribas SA)	2,000,000	2,000,000

		7,000,000

GENERAL OBLIGATION – STATE 0.3%
California GO:
Ser. B-2, 0.23%, VRDN, (LOC: Societe Generale SA)	2,000,000	2,000,000
Ser. C-3, 0.26%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
New York GO, Sub Ser. L-5, 0.28%, VRDN, (SPA: Dexia SA)	4,000,000	4,000,000

		9,000,000

6

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 0.4%
Doylestown, PA Hosp. Auth. RB, 0.24%, VRDN, (LOC: PNC Financial Services Group, Inc.)	$2,000,000	$2,000,000
Massachusetts Hlth. & Edl. Facs. Auth. RRB, Baystate Med. Ctr., Ser. J-2, 0.28%, VRDN, (LOC: JPMorgan Chase & Co.)	2,000,000	2,000,000
New Jersey Hlth. Care Facs. Auth. RB, Princeton Hlth. Care Proj., Ser. A, 0.27%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Ohio Higher Edl. Facs. RB, Univ. Hosp. Hlth. Sys. Proj., Ser. 2008-D, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,225,000	4,225,000

		10,225,000

HOUSING 1.2%
Alaska Hsg. Fin. Corp. Home Mtge. RRB, Ser. 2009B, 0.23%, VRDN	20,000,000	20,000,000
Harrisonburg, VA Redev. & Hsg. Auth. MHRRB, Tanglewood, Ser. A, 0.34%, VRDN, (LOC: Bank of America Corp.)	6,000,000	6,000,000
Howard Cnty., MD MHRRB, Sherwood Crossing Apts., Ser. 2003, 0.28%, VRDN, (Insd. by FNMA)	3,910,000	3,910,000
New York, NY MHRB, Via Verde Apts. Proj., Ser. 2010A, 0.35%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
North Dakota Hsg. Fin. Agcy. Mtge. RRB, Hsg. Fin. Program, Ser. B, 0.38%, VRDN, (SPA: Lloyds Bank plc)	1,000,000	1,000,000

		33,910,000

INDUSTRIAL DEVELOPMENT REVENUE 1.4%
Beaver Cnty., PA IDA RB, First Energy Nuclear, Ser. B, 0.28%, VRDN, (LOC: Citibank, NA)	6,000,000	6,000,000
Clark Cnty., NV IDRB, Southwest Gas Corp. Proj., Ser. A, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	19,000,000	19,000,000
New York, NY IDRB, Liberty Bryant, LLC Proj.:
Ser. 2004-A, 0.28%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Ser. 2004-B, 0.25%, VRDN, (SPA: Bayerische Landesbank)	3,000,000	3,000,000
Sacramento Cnty., CA Sanitation Fin. Auth. RB, Ser. D, 0.26%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000

		38,000,000

LEASE 0.1%
Orange Cnty., CA Sanitation Dist. COP, Ser. A, 0.27%, VRDN, (SPA: Dexia Public Finance)	2,000,000	2,000,000

MISCELLANEOUS REVENUE 2.0%
California Infrastructure & Econ. Dev. Bank RB, Rand Corp., Ser. 2008-B, 0.25%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Ser. B, 0.27%, VRDN	2,000,000	2,000,000
Gulf Coast Waste Disp. Auth. Texas RB, Amoco Oil Co. Proj., 0.30%, VRDN, (Gtd. by BP plc)	3,000,000	3,000,000
Hurley, NM PCRB, Kennecott Santa Fe, 0.28%, VRDN	5,000,000	5,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. TN-011, 0.50%, VRDN, (Liq.: Bank of America Corp.)	4,000,000	4,000,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Motiva Enterprises Proj., Ser. A, 0.28%, VRDN	1,000,000	1,000,000
SF Tarns, LLC, 0.35%, VRDN 144A	15,115,000	15,115,000
Valdez, AK Marine Terminal RRB, BP Pipelines Proj., Ser. 2003B, 0.28%, VRDN, (Gtd. by BP plc)	12,500,000	12,500,000
Whiting, IN Env. Facs. RB, North America Proj., Ser. 2005, 0.30%, VRDN, (Gtd. by BP plc)	9,900,000	9,900,000

		55,515,000

SALES TAX 0.2%
Chicago, IL Sales Tax RB, 0.28%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,000,000	6,000,000

SPECIAL TAX 0.1%
Utah Trans. Auth. Sales Tax RB, Ser. B, 0.27%, VRDN, (LOC: Fortis Bank)	2,000,000	2,000,000

TRANSPORTATION 0.2%
Bay Area Toll Auth. RB, San Fancisco Bay Area Toll Bridge, Ser. 2008D-1, 0.22%, VRDN, (SPA: BNP Paribas SA)	1,000,000	1,000,000
New York Metropolitan Trans. Auth. RB, Ser. 2002G-1, 0.23%, VRDN, (SPA: Bank of Nova Scotia)	5,000,000	5,000,000

		6,000,000

7

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 1.9%
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 0.26%, VRDN, (LOC: JPMorgan Chase & Co.)	$7,000,000	$7,000,000
Houston, TX Util. Sys. RRB, Ser. 2010-B, 0.27%, VRDN, (LOC: State Street Corp.)	9,100,000	9,100,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.75%, VRDN, (SPA: Societe Generale SA)	19,000,000	19,000,000
Municipal Energy Acquisition Corp. RB, PFOTER, Tennessee Gas Proj., Ser. 1578, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,000,000	13,000,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.30%, VRDN, (SPA: Societe Generale SA)	5,000,000	5,000,000

		53,100,000

WATER & SEWER 0.3%
New York, NY Muni. Water & Sewer Fin. Auth. RB, Fiscal Year 2007, Ser. CC-1, 0.25%, VRDN, (SPA: Bank of Nova Scotia)	1,000,000	1,000,000
New York, NY Muni. Water & Sewer Fin. Auth. RRB:
Ser. 2008-BB-3, 0.22%, VRDN, (SPA: Fortis Bank)	3,000,000	3,000,000
Ser. B-3, 0.25%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000

		7,000,000

Total Municipal Obligations (cost $283,750,000)		283,750,000

TIME DEPOSITS 15.3%
ABN AMRO Bank, 0.27%, 06/01/2010	47,000,000	47,000,000
Allied Irish Banks plc:
0.55%, 06/03/2010	11,000,000	11,000,000
0.55%, 06/04/2010	23,000,000	23,000,000
Bank of Ireland, 0.55%, 06/03/2010	16,000,000	16,000,000
BNP Paribas SA, 0.26%, 06/01/2010	37,000,000	37,000,000
BPCE, 0.28%, 06/01/2010	24,000,000	24,000,000
Commerzbank AG, 0.22%, 06/01/2010	19,000,000	19,000,000
Dexia Bank, 0.40%, 06/03/2010	4,000,000	4,000,000
DZ Bank AG, 0.22%, 06/01/2010	24,000,000	24,000,000
Fortis Bank:
0.32%, 06/01/2010	37,000,000	37,000,000
0.38%, 06/01/2010	5,000,000	5,000,000
0.38%, 06/02/2010	6,000,000	6,000,000
Intesa Sanpaolo SpA, 0.36%, 06/02/2010	28,000,000	28,000,000
KBC Bank, 0.23%, 06/01/2010	47,000,000	47,000,000
Natixis, 0.40%, 06/01/2010	14,000,000	14,000,000
NRW Bank, 0.27%, 06/01/2010	47,000,000	47,000,000
UBS AG, 0.30%, 06/02/2010	36,000,000	36,000,000

Total Time Deposits (cost $425,000,000)		425,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.5%
FHLMC, FRN:
0.20%, 06/02/2010	11,000,000	10,985,178
0.22%, 06/10/2010	1,000,000	1,000,035
FNMA, FRN, 0.19%, 07/13/2010	2,000,000	1,999,862

Total U.S. Government & Agency Obligations (cost $13,985,075)		13,985,075

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bill, 0.22%, 11/18/2010 (cost $23,974,934)	24,000,000	23,974,934

YANKEE OBLIGATIONS – CORPORATE 3.7%
FINANCIALS 3.7%
Commercial Banks 2.3%
Svenska Handelsbank, FRN, 0.24%, 07/02/2010 144A	64,000,000	63,992,427

Diversified Financial Services 1.4%
Eksportfinans ASA, FRN, 0.36%, 06/15/2010	40,000,000	40,000,000

Total Yankee Obligations – Corporate (cost $103,992,427)		103,992,427

8

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

REPURCHASE AGREEMENTS ^^ 12.4%
Bank of America Corp., 0.20%, dated 5/28/2010, maturing 6/1/2010, maturity value $50,001,111 (1)	$50,000,000	$50,000,000
Barclays Capital, Inc., 0.20%, dated 5/28/2010, maturing 6/1/2010, maturity value $66,001,467 (2)	66,000,000	66,000,000
Barclays Capital, Inc., 0.23%, dated 5/28/2010, maturing 6/1/2010, maturity value $47,001,201 (3)	47,000,000	47,000,000
BNP Paribas SA, 0.21%, dated 5/28/2010, maturing 6/1/2010, maturity value $36,000,840 (4)	36,000,000	36,000,000
Citigroup Global Markets, Inc., 0.21%, dated 5/28/2010, maturing 6/1/2010, maturity value $20,000,467 (5)	20,000,000	20,000,000
Citigroup Global Markets, Inc., 0.21%, dated 5/28/2010, maturing 6/1/2010, maturity value $33,000,770 (6)	33,000,000	33,000,000
Deutsche Bank AG, 0.20%, dated 5/28/2010, maturing 6/1/2010, maturity value $5,700,127 (7)	5,700,000	5,700,000
Goldman Sachs & Co., 0.20%, dated 5/28/2010, maturing 6/1/2010, maturity value $20,000,444 (8)	20,000,000	20,000,000
JPMorgan Chase & Co., 0.21%, dated 5/28/2010, maturing 6/1/2010, maturity value $35,000,817 (9)	35,000,000	35,000,000
RBS Securities, Inc., 0.21%, dated 5/28/2010, maturing 6/1/2010, maturity value $33,000,770 (10)	33,000,000	33,000,000

Total Repurchase Agreements (cost $345,700,000)		345,700,000

Total Investments (cost $2,821,383,118) 101.3%		2,821,383,118
Other Assets and Liabilities (1.3%)		(35,324,330)

Net Assets 100.0%		$2,786,058,788

ß	Zero coupon security. Rate represents yield to maturity.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

^^	Collateralized by:
	(1)	U.S. government security, 5.50%, 6/1/2038, market value including accrued interest is $51,500,000.
	(2)	U.S. government securities, 0.00% to 7.00%, 6/25/2010 to 3/20/2059, market value including accrued interest is $66,995,481.
	(3)	U.S. government securities, 2.90% to 6.00%, 4/1/2018 to 5/1/2040, market value including accrued interest is $48,410,000.
	(4)	U.S. government securities, 0.00% to 6.50%, 8/1/2021 to 5/1/2040, market value including accrued interest is $37,080,000.
	(5)	U.S. government securities, 0.00% to 2.50%, 10/7/2010 to 7/15/2016, market value including accrued interest is $20,400,007.
	(6)	U.S. government securities, 0.00% to 5.50%, 5/1/2025 to 2/20/2040, market value including accrued interest is $33,990,000.
	(7)	U.S. government securities, 3.50% to 7.68%, 4/1/2013 to 6/1/2040, market value including accrued interest is $5,871,000.
	(8)	U.S. government securities, 4.00% to 7.00%, 9/20/2033 to 5/20/2040, market value including accrued interest is $20,600,000.
	(9)	U.S. government securities, 4.00% to 11.50%, 4/15/2013 to 12/15/2050, market value including accrued interest is $36,050,181.
	(10)	U.S. government securities, 0.00% to 2.50%, 4/27/2011 to 5/1/2040, market value including accrued interest is $33,848,738.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2010.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations
COP	Certificates of Participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Incorporated
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

9

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)

On May 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

10

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: July 27, 2010

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: July 27, 2010